Fidelity Simplicity RMD Income Fund℠
(formerly Fidelity Income Replacement 2024 Fund℠)
Class/Ticker
Fidelity Advisor Simplicity RMD Income Fund℠ (formerly Fidelity Advisor Income Replacement 2024 Fund℠)
A/FRNAX	M*/FRNTX	C/FRNCX	I/FRNIX

Fidelity Simplicity RMD 2005 Fund℠
(formerly Fidelity Income Replacement 2028 Fund℠)
Class/Ticker
Fidelity Advisor Simplicity RMD 2005 Fund℠ (formerly Fidelity Advisor Income Replacement 2028 Fund℠)
A/FARPX	M*/FTRPX	C/FCRPX	I/FRAPX

Fidelity Simplicity RMD 2010 Fund℠
(formerly Fidelity Income Replacement 2032 Fund℠)
Class/Ticker
Fidelity Advisor Simplicity RMD 2010 Fund℠ (formerly Fidelity Advisor Income Replacement 2032 Fund℠)
A/FIARX	M*/FTIRX	C/FICRX	I/FIIRX

Fidelity Simplicity RMD 2015 Fund℠
(formerly Fidelity Income Replacement 2036 Fund℠)
Class/Ticker
Fidelity Advisor Simplicity RMD 2015 Fund℠ (formerly Fidelity Advisor Income Replacement 2036 Fund℠)
A/FURAX	M*/FURTX	C/FURCX	I/FURIX

Fidelity Simplicity RMD 2020 Fund℠
(formerly Fidelity Income Replacement 2040 Fund℠)
Class/Ticker
Fidelity Advisor Simplicity RMD 2020 Fund℠ (formerly Fidelity Advisor Income Replacement 2040 Fund℠)
A/FARWX	M*/FTRWX	C/FCRWX	I/FIIWX

* This class name was formerly known as Class T.

Prospectus

September 29, 2017

As Revised November 30, 2017

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2005 Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information
Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund/Class:
Fidelity Simplicity RMD Income Fund℠/Fidelity Advisor Simplicity RMD Income Fund℠ A, M, C, I

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 44 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.72%	0.97%	1.47%	0.47%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$644	$644	$445	$445	$249	$149	$48	$48
3 years	$790	$790	$647	$647	$463	$463	$149	$149
5 years	$950	$950	$865	$865	$800	$800	$260	$260
10 years	$1,412	$1,412	$1,492	$1,492	$1,752	$1,752	$585	$585

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Percent Weighting
65 66 67 68 69 70 71 72 73 74 75 76 77 78 79 80 81 82 83 84 85 86 87 88 89 90 91 92 93 94 95 96 97 98 99 100
Age
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	17%
International Equity Funds*	7%
Bond Funds*	46%
Short-Term Funds*	30%

* FMR Co., Inc. (FMRC) may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service (IRS). However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.49%	June 30, 2009
Lowest Quarter Return	(13.35)%	December 31, 2008
Year-to-Date Return	3.97%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	(0.38)%	5.26%	3.55%
Return After Taxes on Distributions	(0.98)%	4.54%	2.78%
Return After Taxes on Distributions and Sale of Fund Shares	(0.11)%	3.89%	2.51%
Class M - Return Before Taxes	1.72%	5.49%	3.55%
Class C - Return Before Taxes	3.89%	5.72%	3.43%
Class I - Return Before Taxes	5.95%	6.78%	4.47%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Simplicity RMD 2005 Fund℠/Fidelity Advisor Simplicity RMD 2005 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 44 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.74%	0.99%	1.49%	0.49%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$646	$646	$448	$448	$252	$152	$50	$50
3 years	$796	$796	$652	$652	$469	$469	$155	$155
5 years	$955	$955	$870	$870	$805	$805	$266	$266
10 years	$1,417	$1,417	$1,497	$1,497	$1,756	$1,756	$591	$591

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2005 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	19%
International Equity Funds*	8%
Short-Term Funds*	27%
Bond Funds*	45%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors approaching age 70 and ½ and above who turned age 70 in or within a few years of 2005 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Service (IRS)).

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.21%	June 30, 2009
Lowest Quarter Return	(14.10)%	December 31, 2008
Year-to-Date Return	5.07%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.31%	6.03%	3.82%
Return After Taxes on Distributions	(0.34)%	5.36%	3.11%
Return After Taxes on Distributions and Sale of Fund Shares	0.37%	4.51%	2.75%
Class M - Return Before Taxes	2.45%	6.26%	3.82%
Class C - Return Before Taxes	4.65%	6.49%	3.70%
Class I - Return Before Taxes	6.72%	7.56%	4.74%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Simplicity RMD 2010 Fund℠/Fidelity Advisor Simplicity RMD 2010 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 44 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.78%	1.03%	1.53%	0.53%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$650	$650	$452	$452	$256	$156	$54	$54
3 years	$808	$808	$665	$665	$482	$482	$168	$168
5 years	$976	$976	$891	$891	$826	$826	$288	$288
10 years	$1,443	$1,443	$1,523	$1,523	$1,782	$1,782	$619	$619

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2010 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds was approximately:
Domestic Equity Funds*	25%
International Equity Funds*	11%
Short-Term Funds*	22%
Bond Funds*	42%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors approaching age 70 and ½ and above who turned age 70 in or within a few years of 2010 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Service (IRS)).

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.84%	June 30, 2009
Lowest Quarter Return	(14.83)%	December 31, 2008
Year-to-Date Return	5.76%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.55%	6.47%	3.94%
Return After Taxes on Distributions	(0.24)%	5.53%	3.07%
Return After Taxes on Distributions and Sale of Fund Shares	0.63%	4.89%	2.86%
Class M - Return Before Taxes	2.72%	6.70%	3.95%
Class C - Return Before Taxes	4.90%	6.93%	3.82%
Class I - Return Before Taxes	6.97%	8.01%	4.87%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.00%

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed income and short-term funds currently represent the majority of the fund’s assets.

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Simplicity RMD 2015 Fund℠/Fidelity Advisor Simplicity RMD 2015 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 44 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.83%	1.08%	1.58%	0.58%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$654	$654	$456	$456	$260	$160	$59	$59
3 years	$821	$821	$678	$678	$495	$495	$182	$182
5 years	$998	$998	$913	$913	$849	$849	$312	$312
10 years	$1,490	$1,490	$1,570	$1,570	$1,828	$1,828	$670	$670

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2015 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	32%
International Equity Funds*	14%
Short-Term Funds*	17%
Bond Funds*	38%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors approaching age 70 and ½ and above who turn age 70 in or within a few years of 2015 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Service (IRS)).

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.64%	June 30, 2009
Lowest Quarter Return	(15.69)%	December 31, 2008
Year-to-Date Return	6.28%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.65%	6.80%	3.97%
Return After Taxes on Distributions	(0.14)%	6.06%	3.21%
Return After Taxes on Distributions and Sale of Fund Shares	0.69%	5.14%	2.87%
Class M - Return Before Taxes	2.78%	7.03%	3.97%
Class C - Return Before Taxes	4.97%	7.26%	3.85%
Class I - Return Before Taxes	7.10%	8.37%	4.91%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.00%

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed income and short-term funds currently represent the majority of the fund’s assets.

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Simplicity RMD 2020 Fund℠/Fidelity Advisor Simplicity RMD 2020 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 44 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.87%	1.12%	1.62%	0.62%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$658	$658	$460	$460	$265	$165	$63	$63
3 years	$833	$833	$690	$690	$508	$508	$195	$195
5 years	$1,019	$1,019	$935	$935	$871	$871	$335	$335
10 years	$1,537	$1,537	$1,617	$1,617	$1,874	$1,874	$722	$722

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2020 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	38%
International Equity Funds*	16%
Short-Term Funds*	11%
Bond Funds*	35%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors approaching age 70 and ½ and above who will turn age 70 in or within a few years of 2020 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Service (IRS)).

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.39%	June 30, 2009
Lowest Quarter Return	(16.50)%	December 31, 2008
Year-to-Date Return	6.76%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.68%	7.21%	3.89%
Return After Taxes on Distributions	(0.06)%	6.36%	3.13%
Return After Taxes on Distributions and Sale of Fund Shares	0.67%	5.46%	2.83%
Class M - Return Before Taxes	2.82%	7.44%	3.90%
Class C - Return Before Taxes	5.01%	7.66%	3.79%
Class I - Return Before Taxes	7.08%	8.74%	4.83%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.11%

(a)  From December 31, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Simplicity RMD Income Fund℠ seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Simplicity RMD 2005 Fund℠, Fidelity Simplicity RMD 2010 Fund℠, Fidelity Simplicity RMD 2015 Fund℠, and Fidelity Simplicity RMD 2020 Fund℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Each fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder’s voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative. The asset allocation strategy for each fund is designed to seek to achieve the fund’s investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.

The Adviser allocates the assets of each fund (except Fidelity Simplicity RMD Income Fund℠) according to a neutral asset allocation strategy that becomes increasingly conservative over time. The year in each fund’s name (horizon date) refers to the approximate year of the 70th birthday of an investor for whom the fund’s asset allocation strategy is designed. For example, Fidelity Simplicity RMD 2020 Fund℠, which is designed for investors who will turn age 70 in or within a few years of 2020, has a neutral asset allocation with approximately 54% of its assets invested in domestic equity funds and international equity funds and approximately 46% of its assets invested in bond funds and short-term funds. By contrast, Fidelity Simplicity RMD 2005 Fund℠, which has reached its horizon date, has a more conservative neutral asset allocation, with approximately 28% of its assets invested in domestic equity funds and international equity funds and approximately 72% of its assets invested in bond funds and short-term funds.

Fidelity Simplicity RMD Income Fund℠ allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Active Asset Allocation. The neutral asset allocation in each fund summary represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease neutral asset class exposures by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term.

Adjusting Investment Exposure. The Adviser reserves the right to buy and sell futures contracts (both long and short positions) in each fund in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Depending on how they are used, these instruments may effectively increase or decrease a fund’s allocation in one or more asset classes.

The following table lists the approximate asset class allocation ranges for each fund as of July 31, 2017. The Adviser may change these percentages over time.

Asset Class Allocation Ranges	Fidelity Simplicity RMD Income Fund℠	Fidelity Simplicity RMD 2005 Fund℠	Fidelity Simplicity RMD 2010 Fund℠	Fidelity Simplicity RMD 2015 Fund℠	Fidelity Simplicity RMD 2020 Fund℠
Domestic and International Equity Funds	14%-34%	17%-37%	26%-46%	36%-56%	44%-64%
Bond Funds	36%-56%	35%-55%	32%-52%	28%-48%	25%-45%
Short-Term Funds	20%-40%	17%-37%	12%-32%	7%-27%	1%-21%

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook was to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10% from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to domestic and international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying domestic and/or international equity funds and/or short-term funds.

The Adviser may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Simplicity RMD Fund℠

Each fund is designed for investors approaching age 70 and ½ and above who turned or will turn age 70 in or within a few years of the applicable fund’s horizon date and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the IRS).

The table below shows the ranges of investor birth years for which each fund was designed.

Birth Year	Fund
1932 and earlier	Fidelity Simplicity RMD Income Fund℠
1933 - 1937	Fidelity Simplicity RMD 2005 Fund℠
1938 - 1942	Fidelity Simplicity RMD 2010 Fund℠
1943 - 1947	Fidelity Simplicity RMD 2015 Fund℠
1948 - 1952	Fidelity Simplicity RMD 2020 Fund℠

In addition to age, there are other considerations relevant to fund selection, including other sources of income after retirement, inflation, other assets available to satisfy your annual required minimum distribution, and risk tolerance. You should also consider that no Fidelity Simplicity RMD Fund℠ is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. It is important to note that the funds' asset allocation strategy is designed to operate in conjunction with a payment strategy designed to be implemented through a shareholder’s participation in a systematic withdrawal plan and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation (except Fidelity Simplicity RMD Income Fund℠) among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual asset allocations may differ from this illustration.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10%.

When the neutral asset allocation of a fund matches Fidelity Simplicity RMD Income Fund's neutral asset allocation (approximately 10 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Simplicity RMD Income Fund℠, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Simplicity RMD Income Fund℠.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds.

Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists each fund's asset allocation to each underlying Fidelity® fund as of July 31, 2017. The Adviser may change these percentages over time.

Fund Categories	Fidelity Simplicity RMD Income Fund℠	Fidelity Simplicity RMD 2005 Fund℠	Fidelity Simplicity RMD 2010 Fund℠	Fidelity Simplicity RMD 2015 Fund℠	Fidelity Simplicity RMD 2020 Fund℠
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.5%	0.6%	0.8%	1.0%	1.2%
Fidelity® Series 1000 Value Index Fund	0.6%	0.7%	0.9%	1.2%	1.5%
Fidelity® Series All-Sector Equity Fund	0.9%	1.1%	1.5%	1.9%	2.3%
Fidelity® Series Blue Chip Growth Fund	0.9%	1.1%	1.5%	1.9%	2.3%
Fidelity® Series Growth & Income Fund	2.1%	2.5%	3.4%	4.3%	5.3%
Fidelity® Series Growth Company Fund	1.8%	2.1%	2.9%	3.7%	4.5%
Fidelity® Series Intrinsic Opportunities Fund	2.0%	2.5%	3.4%	4.8%	5.3%
Fidelity® Series Opportunistic Insights Fund	1.0%	1.2%	1.6%	2.1%	2.5%
Fidelity® Series Real Estate Equity Fund	0.2%	0.2%	0.3%	0.4%	0.5%
Fidelity® Series Small Cap Discovery Fund	0.3%	0.3%	0.4%	0.6%	0.7%
Fidelity® Series Small Cap Opportunities Fund	0.8%	1.0%	1.3%	1.7%	2.0%
Fidelity® Series Stock Selector Large Cap Value Fund	1.6%	1.9%	2.6%	3.2%	4.0%
Fidelity® Series Value Discovery Fund	1.1%	1.3%	1.8%	2.3%	2.8%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	2.0%	2.0%	2.0%	1.9%	2.0%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series Canada Fund(a)	0.0%	0.0%	0.0%	0.0%	0.0%
Fidelity® Series International Growth Fund	2.9%	3.3%	4.2%	5.1%	6.0%
Fidelity® Series International Small Cap Fund	0.7%	0.8%	1.0%	1.2%	1.4%
Fidelity® Series International Value Fund	2.9%	3.3%	4.2%	5.1%	6.0%
Emerging Markets Equity Funds
Fidelity® Series Emerging Markets Fund	4.7%	5.1%	5.9%	6.6%	7.4%
BOND FUNDS
Investment Grade Bond Funds
Fidelity® Series Investment Grade Bond Fund	37.5%	36.2%	33.1%	29.5%	26.0%
Fidelity® Series Long-Term Treasury Bond Index Fund	0.9%	0.9%	0.9%	0.9%	0.9%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	3.8%	3.6%	3.2%	2.5%	1.7%
High Yield Bond Funds
Fidelity® Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%
Fidelity® Series Floating Rate High Income Fund	0.2%	0.2%	0.2%	0.2%	0.2%
Fidelity® Series High Income Fund	1.5%	1.5%	1.5%	1.5%	1.5%
Fidelity® Series International Credit Fund	0.0%	0.0%	0.1%	0.1%	0.0%
Fidelity® Series Real Estate Income Fund	0.5%	0.5%	0.5%	0.5%	0.5%
SHORT-TERM FUNDS
Fidelity® Series Government Money Market Fund	19.6%	17.9%	14.4%	10.9%	7.7%
Fidelity® Series Short-Term Credit Fund	8.4%	7.6%	6.0%	4.5%	3.3%

(a)  New underlying fund added in August 2017.

Note: The allocation percentages may not add to 100% due to rounding.

Principal Investment Risks

The Fidelity Simplicity RMD Funds℠ are designed for investors who seek to convert accumulated assets into regular payments over time. The Fidelity Simplicity RMD Funds℠ are primarily designed to support the decumulation of assets and are not intended to provide a complete solution for a shareholder's retirement income needs. There is no guarantee that any single fund will provide sufficient income during your retirement. If you participate in the systematic withdrawal plan, the value of your account in a Fidelity Simplicity RMD Fund℠ will be gradually withdrawn over time.

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. If the Advisers' asset allocation strategy does not work as intended, a fund may not achieve its objective. If a fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by fluctuations in currency and global demand for commodities. Periodic demands by Quebec for sovereignty could significantly affect the Canadian market.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. An underlying fund may invest a portion of its assets in a wholly-owned subsidiary (the Subsidiary). The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Hybrid and Preferred Securities Risk. The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures, and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend on factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference may not move in the same direction or at the same time.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Simplicity RMD Income Fund℠ seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Simplicity RMD 2005 Fund℠, Fidelity Simplicity RMD 2010 Fund℠, Fidelity Simplicity RMD 2015 Fund℠, and Fidelity Simplicity RMD 2020 Fund℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

The net asset value per share (NAV) is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and statements of additional information (SAIs).

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

Subject to certain limited exceptions described below, Fidelity Simplicity RMD Income Fund℠, Fidelity Simplicity RMD 2005 Fund℠, Fidelity Simplicity RMD 2010 Fund℠, Fidelity Simplicity RMD 2015 Fund℠ and Fidelity Simplicity RMD 2020 Fund℠ do not currently accept investments in Class A, Class M, Class C and Class I shares. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option).

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Each Fidelity® Simplicity RMD Fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, you may invest in a Fidelity Simplicity RMD Fund℠ without participating in the systematic withdrawal plan, and there may be other payment strategies that could be used in conjunction with the funds. You should consult with your adviser if you are considering investing in the funds using a payment strategy other than the systematic withdrawal plan. Not all intermediaries offer the systematic withdrawal plan to their customers, and an investment in a Fidelity Simplicity RMD Fund℠ may not be appropriate for shareholders who do not participate in the systematic withdrawal plan.

Shareholders who hold a Fidelity Simplicity RMD Fund℠ within a retirement account and who elect to participate in the systematic withdrawal plan should consult their tax advisers to discuss tax consequences that could result if they receive payments prior to age 59½ or plan to use the systematic withdrawal plan, in whole or in part, to meet their annual minimum required distribution. In addition, use of the systematic withdrawal plan may be restricted in employer-sponsored plans by the terms of the governing plan documents and/or at the discretion of the plan administrator.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C or Class I is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC) upon redemption. Class I shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A's or Class M's offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class M's NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class M's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's offering price or NAV, as applicable.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

Shareholders who elect to participate in the systematic withdrawal plan should refer to "Account Features and Policies" below for information about the automatic sale of their fund shares through the systematic withdrawal plan.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV, minus any applicable CDSC.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  An exchange of shares is not subject to any applicable CDSCs.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The Fidelity Simplicity RMD Funds℠ are designed for investors approaching age 70 and ½ and above who turned or will turn age 70 in or within a few years of the applicable fund's horizon date and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the IRS).

Each Fidelity® Simplicity RMD Fund's investment objective is intended to support a payment strategy designed to be administered through complementary systematic withdrawal plan.

A shareholder’s participation in the systematic withdrawal plan is voluntary, and shareholders may invest in a Fidelity Simplicity RMD Fund℠ and not participate in the systematic withdrawal plan.

Systematic Withdrawal Plan. The systematic withdrawal plan is an optional account feature designed to enable shareholders to receive regular payments from a Fidelity Simplicity RMD Fund℠ based on an investor's expected required minimum distributions mandated by the IRS. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in a Fidelity Simplicity RMD Fund℠ over time.

Participation in the systematic withdrawal plan is optional. Shareholders may opt into or out of the program at any time. Shareholders who do not participate in the systematic withdrawal plan will not have their shares redeemed automatically as described below, but will receive dividends, which will be automatically reinvested in additional shares of the fund, unless you designate another distribution option on your application. Shareholders who do not participate in the systematic withdrawal plan should refer to "Distribution Options" in the "Dividends and Capital Gains" section below.

Fidelity® Systematic Withdrawal Plan

To receive regular payments from your Class A, Class M, Class C, or Class I account in a Fidelity Simplicity RMD Fund℠

Minimum Initial Not Applicable Minimum Additional Not Applicable	Frequency Monthly, Quarterly, Annual, or Customized

Procedures

  To set up the Fidelity® systematic withdrawal plan for an investment in a Fidelity Simplicity RMD Fund℠ in a new account, complete the appropriate section on the application.
  To set up the Fidelity® systematic withdrawal plan for an investment in a Fidelity Simplicity RMD Fund℠ in existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To suspend your participation in the Fidelity® systematic withdrawal plan for a period of time or to stop participating in the program, call your investment professional or call Fidelity at the appropriate number found in “General Information.”

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of their shares required to make their regular payment. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

You should note the following regarding the automatic sale of shares through the Fidelity® systematic withdrawal plan:

  Redemption orders may be placed by Fidelity up to three days prior to the scheduled payment date under the plan.
  Class A, Class M, and Class C shares automatically redeemed through the Fidelity® systematic withdrawal plan will not be subject to a CDSC.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  You will not receive interest on amounts represented by uncashed payment checks.
  If you elect to receive payments by check and the U.S. Postal Service does not deliver your checks, your participation in the Fidelity® systematic withdrawal plan will be suspended and you will be assigned the Reinvestment Option described in "Dividends and Capital Gain Distributions" below during the period of the suspension.

Your payments will be paid in cash.

A Fidelity® Simplicity RMD Fund's dividends and capital gain distributions are not counted toward a shareholder’s regular payment and instead are automatically reinvested in additional shares of the same class of the fund for shareholders enrolled in the Fidelity® systematic withdrawal plan. Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic reinvestment (purchase) of their shares for this purpose.

Dividends and capital gain distributions that are not reinvested in additional shares could have tax consequences for you and result in cash distributions that exceed your payment amount. See "Tax Consequences" below for more information.

The dollar amount of the regular payments that a shareholder receives through investment in a Fidelity Simplicity RMD Fund℠ and participation in the Fidelity® systematic withdrawal plan will depend on, among other factors, an investor’s required minimum distributions and the investment performance of and amount invested in a Fidelity Simplicity RMD Fund℠. Therefore, the dollar amount of a shareholder's payments through the Fidelity systematic withdrawal plan generally will vary from one year to the next.

The information above is a summary of how the systematic withdrawal plan works. For additional information about the plan, call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following features may also be available to buy and sell shares of a fund. Visit institutional.fidelity.com or contact your investment professional for more information. A shareholder who elects to participate in the Fidelity® systematic withdrawal plan may not want to set up an automatic investment or exchange program because such programs may interfere with the systematic withdrawal plan.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of shares.
    Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and your fund account.

Automatic Transactions for Class A, Class M, and Class C: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Simplicity RMD Income Fund℠.Each fund may be combined with Fidelity Advisor Simplicity RMD Income Fund℠, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable shareholder fees, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends monthly and capital gain distributions in September and December.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should refer to "Account Features and Policies" above for information about how their distributions are handled through the Fidelity® systematic withdrawal plan.

Distribution Options

The following distribution options are available only to shareholders who do not participate in the Fidelity® systematic withdrawal plan (including shareholders who suspend their participation in the Fidelity® systematic withdrawal plan for a period of time).

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including automatic sales of shares through the Fidelity® systematic withdrawal plan and exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss additional tax consequences that could result from participation in the Fidelity® systematic withdrawal plan.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, Strategic Advisers, Inc., an affiliated investment adviser, managed the funds.

As of December 31, 2016, the Adviser had approximately $919.5 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

The Adviser is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund’s shareholders approved the adoption of an amended and restated management contract that, effective June 1, 2017, implemented a new pricing structure for each fund. Prior to June 1, 2017, each fund did not pay a management fee. Effective June 1, 2017, each class of each fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class. The management fee is set by referring to the number of years to the fund’s horizon date, determined on the first day of the fund's current fiscal year, such that the management fees applicable to each class of the fund decline as the fund approaches, and then passes, its horizon date.

The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund, with certain limited exceptions.

The management fee for each fund as of August 1, 2017 is set forth in the table below. The management fee rate will decline as each fund approaches, and then passes, its horizon date.

Fidelity Simplicity RMD Income Fund℠	0.47%
Fidelity Simplicity RMD 2005 Fund℠	0.49%
Fidelity Simplicity RMD 2010 Fund℠	0.53%
Fidelity Simplicity RMD 2015 Fund℠	0.58%
Fidelity Simplicity RMD 2020 Fund℠	0.62%

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended January 31, 2017.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of (as applicable):

  Sales charges and concessions (not applicable to Class I shares).
  Distribution and/or service (12b-1) fees (not applicable to Class I shares).
  Finder's fees (not applicable to Class C and Class I shares).
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

These payments are described in more detail in this section and in the SAI. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%(c)
$4,000,000 but less than $25,000,000	None	None	0.50%(c)
$25,000,000 or more	None	None	0.25%(c)

(a)  The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)  Purchases of $10.00 or less will not pay a sales charge.

(c)  Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%(c)

(a)  The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)  Purchases of $10.00 or less will not pay a sales charge.

(c)  Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

Class A, Class M, Class C and Class I shares automatically redeemed through the Fidelity® systematic withdrawal plan will not be subject to a CDSC.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

  Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.
  Purchased for an insurance company separate account.
  Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.
  Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.
  Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.
  Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.
  Purchased to repay a loan against Class A or Class M shares held in the investor's Fidelity Advisor® 403(b) program.
  Purchased for an employer-sponsored health savings account.
  (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny® Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor® fund after September 30, 2008.
  Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class M's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class M's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

  Through the Fidelity® systematic withdrawal plan.
  For disability or death.
  From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70½ is attained.
  For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70½ is attained.
  Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.
  (Applicable to Class A and Class M only) Held by insurance company separate accounts.
  (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).
  (Applicable to Class A and Class M only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).
  (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege.If you have sold all or part of your Class A, Class M, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to each Class M plan, Class M of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class M's, and Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Class A, Class M, and Class C plan specifically recognizes that the Adviser or FMR may make payments from its revenues, including management fees paid to the Adviser by Class A, Class M, or Class C, or fees paid to FMR by the Adviser out of such fees, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class M, and Class C.

Class I of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser or FMR may use its revenues, including management fees paid to the Adviser by Class I, or fees paid to FMR by the Adviser out of such management fees, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

If payments made by the Adviser or FMR to FDC or to intermediaries under Class I's Distribution and Service Plan were considered to be paid out of Class I's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.63	$59.28	$58.28	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.776	.779	.718	.718	.840
Net realized and unrealized gain (loss)	2.694	.322	1.623	3.808	4.571
Total from investment operations	3.470	1.101	2.341	4.526	5.411
Distributions from net investment income	(.711)	(.768)	(.704)	(.677)	(.900)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.890)	(1.751)	(1.341)	(1.016)	(1.121)
Net asset value, end of period	$61.21	$58.63	$59.28	$58.28	$54.77
Total ReturnB,C	5.99%	1.99%	4.06%	8.32%	10.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.37%	1.22%	1.27%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$195	$190	$467	$220	$424
Portfolio turnover rateD	128%	49%	29%	30%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.61	$59.27	$58.27	$54.78	$50.49
Income from Investment Operations
Net investment income (loss)A	.627	.640	.572	.579	.706
Net realized and unrealized gain (loss)	2.695	.310	1.631	3.796	4.576
Total from investment operations	3.322	.950	2.203	4.375	5.282
Distributions from net investment income	(.573)	(.627)	(.566)	(.546)	(.771)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.752)	(1.610)	(1.203)	(.885)	(.992)
Net asset value, end of period	$61.18	$58.61	$59.27	$58.27	$54.78
Total ReturnB,C	5.73%	1.72%	3.82%	8.04%	10.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.06%	1.12%	.97%	1.02%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$147	$153	$334	$190	$190
Portfolio turnover rateD	128%	49%	29%	30%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.41	$59.07	$58.11	$54.66	$50.43
Income from Investment Operations
Net investment income (loss)A	.329	.351	.276	.295	.444
Net realized and unrealized gain (loss)	2.685	.321	1.618	3.791	4.564
Total from investment operations	3.014	.672	1.894	4.086	5.008
Distributions from net investment income	(.315)	(.349)	(.297)	(.297)	(.557)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(.494)	(1.332)	(.934)	(.636)	(.778)
Net asset value, end of period	$60.93	$58.41	$59.07	$58.11	$54.66
Total ReturnB,C	5.20%	1.23%	3.29%	7.51%	10.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	.62%	.47%	.52%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$150	$159	$168	$156	$113
Portfolio turnover rateD	128%	49%	29%	30%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD Income Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.27	$58.26	$54.77	$50.48
Income from Investment Operations
Net investment income (loss)A	.924	.921	.864	.863	.969
Net realized and unrealized gain (loss)	2.692	.326	1.630	3.798	4.573
Total from investment operations	3.616	1.247	2.494	4.661	5.542
Distributions from net investment income	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$61.21	$58.62	$59.27	$58.26	$54.77
Total ReturnB	6.25%	2.26%	4.33%	8.58%	11.14%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$53	$68	$30	$27
Portfolio turnover rateC	128%	49%	29%	30%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.95	$61.71	$59.76	$55.54	$50.43
Income from Investment Operations
Net investment income (loss)A	.826	.815	.758	.733	.868
Net realized and unrealized gain (loss)	3.839	.196	2.089	4.363	5.348
Total from investment operations	4.665	1.011	2.847	5.096	6.216
Distributions from net investment income	(.766)	(.798)	(.749)	(.713)	(.879)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.125)	(1.771)	(.897)	(.876)	(1.106)
Net asset value, end of period	$64.49	$60.95	$61.71	$59.76	$55.54
Total ReturnB,C	7.77%	1.78%	4.79%	9.23%	12.49%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33%	1.38%	1.24%	1.25%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$343	$494	$832	$699	$122
Portfolio turnover rateD	102%	47%	28%	18%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.77	$55.55	$50.46
Income from Investment Operations
Net investment income (loss)A	.671	.667	.604	.580	.738
Net realized and unrealized gain (loss)	3.842	.189	2.087	4.379	5.346
Total from investment operations	4.513	.856	2.691	4.959	6.084
Distributions from net investment income	(.624)	(.653)	(.603)	(.576)	(.767)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(.983)	(1.626)	(.751)	(.739)	(.994)
Net asset value, end of period	$64.47	$60.94	$61.71	$59.77	$55.55
Total ReturnB,C	7.50%	1.51%	4.52%	8.97%	12.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.57%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.57%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08%	1.13%	.99%	1.00%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$380	$419	$466	$338	$326
Portfolio turnover rateD	102%	47%	28%	18%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.72	$61.52	$59.65	$55.49	$50.44
Income from Investment Operations
Net investment income (loss)A	.360	.370	.296	.293	.471
Net realized and unrealized gain (loss)	3.828	.197	2.081	4.369	5.346
Total from investment operations	4.188	.567	2.377	4.662	5.817
Distributions from net investment income	(.339)	(.394)	(.359)	(.339)	(.540)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(.698)	(1.367)	(.507)	(.502)	(.767)
Net asset value, end of period	$64.21	$60.72	$61.52	$59.65	$55.49
Total ReturnB,C	6.97%	1.02%	4.00%	8.43%	11.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.07%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.07%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58%	.63%	.49%	.50%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$76	$213	$177	$37	$18
Portfolio turnover rateD	102%	47%	28%	18%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.980	.978	.906	.871	1.011
Net realized and unrealized gain (loss)	3.851	.175	2.092	4.379	5.332
Total from investment operations	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$44	$62	$300	$91	$83
Portfolio turnover rateC	102%	47%	28%	18%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.18	$58.52	$56.72	$53.04	$47.91
Income from Investment Operations
Net investment income (loss)A	.759	.758	.738	.718	.906
Net realized and unrealized gain (loss)	4.244	.040B	2.196	4.379	5.480
Total from investment operations	5.003	.798	2.934	5.097	6.386
Distributions from net investment income	(.713)	(.756)	(.740)	(.704)	(.852)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.393)	(2.138)	(1.134)	(1.417)	(1.256)
Net asset value, end of period	$60.79	$57.18	$58.52	$56.72	$53.04
Total ReturnC,D	8.93%	1.55%	5.22%	9.76%	13.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.37%	1.28%	1.30%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$265	$395	$427	$267	$229
Portfolio turnover rateE	128%	24%	33%	29%	30%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the sales charges.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.22	$58.55	$56.76	$53.08	$47.94
Income from Investment Operations
Net investment income (loss)A	.615	.620	.592	.581	.781
Net realized and unrealized gain (loss)	4.241	.047B	2.190	4.386	5.484
Total from investment operations	4.856	.667	2.782	4.967	6.265
Distributions from net investment income	(.566)	(.615)	(.598)	(.574)	(.721)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.246)	(1.997)	(.992)	(1.287)	(1.125)
Net asset value, end of period	$60.83	$57.22	$58.55	$56.76	$53.08
Total ReturnC,D	8.65%	1.31%	4.94%	9.50%	13.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.06%	1.12%	1.03%	1.05%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$23	$58	$67	$36	$27
Portfolio turnover rateE	128%	24%	33%	29%	30%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the sales charges.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$56.97	$58.35	$56.62	$52.99	$47.93
Income from Investment Operations
Net investment income (loss)A	.322	.344	.303	.305	.529
Net realized and unrealized gain (loss)	4.223	.043B	2.182	4.382	5.469
Total from investment operations	4.545	.387	2.485	4.687	5.998
Distributions from net investment income	(.365)	(.385)	(.361)	(.344)	(.534)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.045)	(1.767)	(.755)	(1.057)	(.938)
Net asset value, end of period	$60.47	$56.97	$58.35	$56.62	$52.99
Total ReturnC,D	8.12%	.81%	4.42%	8.96%	12.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	.63%	.53%	.55%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$124	$137	$122	$69
Portfolio turnover rateE	128%	24%	33%	29%	30%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.906	.896	.880	.856	1.032
Net realized and unrealized gain (loss)	4.241	.049B	2.194	4.380	5.480
Total from investment operations	5.147	.945	3.074	5.236	6.512
Distributions from net investment income	(.847)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.527)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$56	$58	$21	$19
Portfolio turnover rateD	128%	24%	33%	29%	30%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.61	$62.00	$59.79	$55.12	$49.20
Income from Investment Operations
Net investment income (loss)A	.796	.790	.753	.751	.939
Net realized and unrealized gain (loss)	5.018	(.055)	2.474	4.831	6.075
Total from investment operations	5.814	.735	3.227	5.582	7.014
Distributions from net investment income	(.767)	(.788)	(.743)	(.734)	(.913)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.474)	(2.125)	(1.017)	(.912)	(1.094)
Net asset value, end of period	$64.95	$60.61	$62.00	$59.79	$55.12
Total ReturnB,C	9.80%	1.37%	5.44%	10.18%	14.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.36%	1.23%	1.29%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$379	$501	$452	$181	$25
Portfolio turnover rateD	115%	27%	20%	25%	25%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.57	$61.96	$59.75	$55.09	$49.17
Income from Investment Operations
Net investment income (loss)A	.639	.645	.600	.601	.809
Net realized and unrealized gain (loss)	5.013	(.056)	2.475	4.822	6.077
Total from investment operations	5.652	.589	3.075	5.423	6.886
Distributions from net investment income	(.605)	(.642)	(.591)	(.585)	(.785)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.312)	(1.979)	(.865)	(.763)	(.966)
Net asset value, end of period	$64.91	$60.57	$61.96	$59.75	$55.09
Total ReturnB,C	9.51%	1.11%	5.18%	9.89%	14.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.11%	.98%	1.04%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$553	$1,030	$1,088	$420	$295
Portfolio turnover rateD	115%	27%	20%	25%	25%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.25	$61.71	$59.58	$54.98	$49.14
Income from Investment Operations
Net investment income (loss)A	.328	.352	.294	.310	.553
Net realized and unrealized gain (loss)	4.986	(.066)	2.471	4.816	6.061
Total from investment operations	5.314	.286	2.765	5.126	6.614
Distributions from net investment income	(.407)	(.409)	(.361)	(.348)	(.593)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.114)	(1.746)	(.635)	(.526)	(.774)
Net asset value, end of period	$64.45	$60.25	$61.71	$59.58	$54.98
Total ReturnB,C	8.98%	.60%	4.66%	9.35%	13.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.09%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.09%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.61%	.48%	.54%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$88	$384	$444	$358	$357
Portfolio turnover rateD	115%	27%	20%	25%	25%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.71	$62.07	$59.83	$55.13	$49.18
Income from Investment Operations
Net investment income (loss)A	.958	.940	.901	.869	1.108
Net realized and unrealized gain (loss)	5.029	(.029)	2.498	4.877	6.065
Total from investment operations	5.987	.911	3.399	5.746	7.173
Distributions from net investment income	(.910)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.617)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$65.08	$60.71	$62.07	$59.83	$55.13
Total ReturnB	10.08%	1.67%	5.73%	10.49%	14.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1	$1	$1	$1	$1
Portfolio turnover rateC	115%	27%	20%	25%	25%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.25	$60.93	$59.08	$54.91	$48.63
Income from Investment Operations
Net investment income (loss)A	.773	.786	.748	.742	.927
Net realized and unrealized gain (loss)	5.368	(.202)	2.585	5.022	6.538
Total from investment operations	6.141	.584	3.333	5.764	7.465
Distributions from net investment income	(.746)	(.773)	(.742)	(.712)	(.933)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.301)	(2.264)	(1.483)	(1.594)	(1.185)
Net asset value, end of period	$64.09	$59.25	$60.93	$59.08	$54.91
Total ReturnB,C	10.56%	1.16%	5.72%	10.68%	15.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.25%	.25%	.25%	.24%F
Expenses net of fee waivers, if any	.35%	.25%	.25%	.25%	.24%F
Expenses net of all reductions	.35%	.25%	.25%	.25%	.24%F
Net investment income (loss)	1.27%	1.38%	1.25%	1.28%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$102	$92	$109	$109	$10
Portfolio turnover rateD	118%	29%	31%	34%	30%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.31	$61.00	$59.15	$55.00	$48.61
Income from Investment Operations
Net investment income (loss)A	.622	.642	.599	.605	.781
Net realized and unrealized gain (loss)	5.378	(.205)	2.586	5.021	6.563
Total from investment operations	6.000	.437	3.185	5.626	7.344
Distributions from net investment income	(.605)	(.636)	(.594)	(.594)	(.702)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.160)	(2.127)	(1.335)	(1.476)	(.954)
Net asset value, end of period	$64.15	$59.31	$61.00	$59.15	$55.00
Total ReturnB,C	10.29%	.90%	5.45%	10.40%	15.30%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.49%F	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.49%F	.50%
Expenses net of all reductions	.60%	.50%	.50%	.49%F	.50%
Net investment income (loss)	1.02%	1.13%	1.00%	1.04%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$752	$752	$544	$451	$10
Portfolio turnover rateD	118%	29%	31%	34%	30%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.84	$60.60	$58.82	$54.75	$48.55
Income from Investment Operations
Net investment income (loss)A	.315	.357	.296	.304	.532
Net realized and unrealized gain (loss)	5.326	(.216)	2.580	5.003	6.524
Total from investment operations	5.641	.141	2.876	5.307	7.056
Distributions from net investment income	(.416)	(.410)	(.355)	(.355)	(.604)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(.971)	(1.901)	(1.096)	(1.237)	(.856)
Net asset value, end of period	$63.51	$58.84	$60.60	$58.82	$54.75
Total ReturnB,C	9.74%	.39%	4.94%	9.84%	14.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.63%	.49%	.53%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$142	$175	$177	$205	$154
Portfolio turnover rateD	118%	29%	31%	34%	30%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.88	$48.59
Income from Investment Operations
Net investment income (loss)A	.922	.929	.897	.887	1.040
Net realized and unrealized gain (loss)	5.366	(.203)	2.585	5.010	6.552
Total from investment operations	6.288	.726	3.482	5.897	7.592
Distributions from net investment income	(.903)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.458)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$64.04	$59.21	$60.89	$59.04	$54.88
Total ReturnB	10.84%	1.41%	5.98%	10.95%	15.88%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6	$2	$18	$17	$2
Portfolio turnover rateC	118%	29%	31%	34%	30%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Additional Index Information

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Effective October 1, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04085

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Investments & Pyramid Design, Fidelity, Directed Dividends, Fidelity Advisor, Destiny, and Fidelity Advisor Money Line are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Fidelity Simplicity RMD Income Fund, Fidelity Income Replacement 2024 Fund, Fidelity Advisor Simplicity RMD Income Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Advisor Simplicity RMD 2005 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Advisor Simplicity RMD 2010 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Advisor Simplicity RMD 2015 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Advisor Simplicity RMD 2020 Fund, Fidelity Advisor Income Replacement 2040 Fund, Fidelity Simplicity RMD Fund, and Fidelity Simplicity RMD Funds are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9881723.102	ASRD-PRO-0917-01

Fidelity Managed Retirement Income Fund℠
(formerly Fidelity Income Replacement 2022 Fund℠)
Class/Ticker
Fidelity Advisor Managed Retirement Income Fund℠ (formerly Fidelity Advisor Income Replacement 2022 Fund℠)
A/FRAMX	M*/FRTMX	C/FRCMX	I/FRIMX

Fidelity Managed Retirement 2005 Fund℠
(formerly Fidelity Income Replacement 2026 Fund℠)
Class/Ticker
Fidelity Advisor Managed Retirement 2005 Fund℠ (formerly Fidelity Advisor Income Replacement 2026 Fund℠)
A/FIOAX	M*/FIOTX	C/FIOCX	I/FIOIX

Fidelity Managed Retirement 2010 Fund℠
(formerly Fidelity Income Replacement 2030 Fund℠)
Class/Ticker
Fidelity Advisor Managed Retirement 2010 Fund℠ (formerly Fidelity Advisor Income Replacement 2030 Fund℠)
A/FRQAX	M*/FRQTX	C/FRQCX	I/FRQIX

Fidelity Managed Retirement 2015 Fund℠
(formerly Fidelity Income Replacement 2034 Fund℠)
Class/Ticker
Fidelity Advisor Managed Retirement 2015 Fund℠ (formerly Fidelity Advisor Income Replacement 2034 Fund℠)
A/FARSX	M*/FTRSX	C/FCRSX	I/FRASX

Fidelity Managed Retirement 2020 Fund℠
(formerly Fidelity Income Replacement 2038 Fund℠)
Class/Ticker
Fidelity Advisor Managed Retirement 2020 Fund℠ (formerly Fidelity Advisor Income Replacement 2038 Fund℠)
A/FARVX	M*/FTRVX	C/FCRVX	I/FIIVX

Fidelity Managed Retirement 2025 Fund℠
(formerly Fidelity Income Replacement 2042 Fund℠)
Class/Ticker
Fidelity Advisor Managed Retirement 2025 Fund℠ (formerly Fidelity Advisor Income Replacement 2042 Fund℠)
A/FARFX	M*/FITTX	C/FCRFX	I/FIRFX

* This class name was formerly known as Class T.

Prospectus

September 29, 2017

As Revised November 30, 2017

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2005 Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information
Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund/Class:
Fidelity Managed Retirement Income Fund℠/Fidelity Advisor Managed Retirement Income Fund℠ A, M, C, I

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 49 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.72%	0.97%	1.47%	0.47%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$644	$644	$445	$445	$249	$149	$48	$48
3 years	$790	$790	$647	$647	$463	$463	$149	$149
5 years	$950	$950	$865	$865	$800	$800	$260	$260
10 years	$1,412	$1,412	$1,492	$1,492	$1,752	$1,752	$585	$585

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

Percent Weighting
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
60
61
62
63
64
65
66
67
68
69
70
71
72
73
74
75
76
77
78
79
80
81
82
83
84
85
86
87
88
89
90
91
92
93
94
95
96
97
98
99
100
Age
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	17%
International Equity Funds*	7%
Bond Funds*	46%
Short-Term Funds*	30%

* FMR Co., Inc. (FMRC) may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMR Co., Inc. (FMRC) may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.04%	June 30, 2009
Lowest Quarter Return	(12.82)%	December 31, 2008
Year-to-Date Return	3.20%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	(1.06)%	4.61%	3.26%
Return After Taxes on Distributions	(1.61)%	4.04%	2.56%
Return After Taxes on Distributions and Sale of Fund Shares	(0.54)%	3.37%	2.28%
Class M - Return Before Taxes	1.05%	4.85%	3.27%
Class C - Return Before Taxes	3.20%	5.06%	3.14%
Class I - Return Before Taxes	5.25%	6.12%	4.18%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2005 Fund℠/Fidelity Advisor Managed Retirement 2005 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 49 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.74%	0.99%	1.49%	0.49%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$646	$646	$448	$448	$252	$152	$50	$50
3 years	$796	$796	$652	$652	$469	$469	$155	$155
5 years	$955	$955	$870	$870	$805	$805	$266	$266
10 years	$1,417	$1,417	$1,497	$1,497	$1,756	$1,756	$591	$591

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2005 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	19%
International Equity Funds*	8%
Short-Term Funds*	27%
Bond Funds*	45%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who turned age 70 in or within a few years of 2005 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.89%	June 30, 2009
Lowest Quarter Return	(13.76)%	December 31, 2008
Year-to-Date Return	4.61%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.03%	5.71%	3.70%
Return After Taxes on Distributions	(0.61)%	5.07%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares	0.19%	4.25%	2.65%
Class M - Return Before Taxes	2.18%	5.95%	3.71%
Class C - Return Before Taxes	4.33%	6.18%	3.58%
Class I - Return Before Taxes	6.40%	7.24%	4.62%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2010 Fund℠/Fidelity Advisor Managed Retirement 2010 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 49 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.78%	1.03%	1.53%	0.53%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$650	$650	$452	$452	$256	$156	$54	$54
3 years	$808	$808	$665	$665	$482	$482	$168	$168
5 years	$976	$976	$891	$891	$826	$826	$288	$288
10 years	$1,443	$1,443	$1,523	$1,523	$1,782	$1,782	$619	$619

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2010 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	25%
International Equity Funds*	11%
Short-Term Funds*	22%
Bond Funds*	43%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who turned age 70 in or within a few years of 2010 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.51%	June 30, 2009
Lowest Quarter Return	(14.40)%	December 31, 2008
Year-to-Date Return	5.46%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.48%	6.27%	3.90%
Return After Taxes on Distributions	(0.23)%	5.51%	3.15%
Return After Taxes on Distributions and Sale of Fund Shares	0.51%	4.70%	2.83%
Class M - Return Before Taxes	2.61%	6.51%	3.91%
Class C - Return Before Taxes	4.80%	6.73%	3.78%
Class I - Return Before Taxes	6.86%	7.80%	4.83%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2015 Fund℠/Fidelity Advisor Managed Retirement 2015 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 49 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.83%	1.08%	1.58%	0.58%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$654	$654	$456	$456	$260	$160	$59	$59
3 years	$821	$821	$678	$678	$495	$495	$182	$182
5 years	$998	$998	$913	$913	$849	$849	$312	$312
10 years	$1,490	$1,490	$1,570	$1,570	$1,828	$1,828	$670	$670

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2015 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	30%
International Equity Funds*	13%
Short-Term Funds*	17%
Bond Funds*	40%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who turn age 70 in or within a few years of 2015 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.21%	June 30, 2009
Lowest Quarter Return	(15.21)%	December 31, 2008
Year-to-Date Return	6.04%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.63%	6.63%	3.94%
Return After Taxes on Distributions	0.02%	5.84%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares	0.53%	4.99%	2.87%
Class M - Return Before Taxes	2.74%	6.86%	3.94%
Class C - Return Before Taxes	4.97%	7.09%	3.82%
Class I - Return Before Taxes	7.04%	8.17%	4.86%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.00%

Going forward, the fund's performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2020 Fund℠/Fidelity Advisor Managed Retirement 2020 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 49 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.87%	1.12%	1.62%	0.62%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$658	$658	$460	$460	$265	$165	$63	$63
3 years	$833	$833	$690	$690	$508	$508	$195	$195
5 years	$1,019	$1,019	$935	$935	$871	$871	$335	$335
10 years	$1,537	$1,537	$1,617	$1,617	$1,874	$1,874	$722	$722

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2020 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	35%
International Equity Funds*	15%
Short-Term Funds*	11%
Bond Funds*	38%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who will turn age 70 in or within a few years of 2020 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.12%	June 30, 2009
Lowest Quarter Return	(16.23)%	December 31, 2008
Year-to-Date Return	6.52%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.66%	6.97%	3.74%
Return After Taxes on Distributions	0.03%	6.09%	2.96%
Return After Taxes on Distributions and Sale of Fund Shares	0.59%	5.26%	2.70%
Class M - Return Before Taxes	2.80%	7.21%	3.75%
Class C - Return Before Taxes	5.02%	7.44%	3.65%
Class I - Return Before Taxes	7.07%	8.51%	4.69%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.11%

(a)  From December 31, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2025 Fund℠/Fidelity Advisor Managed Retirement 2025 Fund℠ A, M, C, I

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 49 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds) (not applicable to sales through the Fidelity® systematic withdrawal plan)	None(a)	None(a)	1.00%(b)	None

(a)  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)  On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee(a)	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None
Other expenses(a)	0.00%	0.00%	0.00%	0.00%
Total annual operating expenses(a)	0.91%	1.16%	1.66%	0.66%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$663	$663	$464	$464	$269	$169	$68	$68
3 years	$846	$846	$703	$703	$521	$521	$209	$209
5 years	$1,041	$1,041	$957	$957	$893	$893	$358	$358
10 years	$1,585	$1,585	$1,664	$1,664	$1,921	$1,921	$773	$773

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2025 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	38%
International Equity Funds*	16%
Short-Term Funds*	8%
Bond Funds*	38%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who will turn age 70 in or within a few years of 2025 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Account Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	15.61%	June 30, 2009
Lowest Quarter Return	(16.64)%	December 31, 2008
Year-to-Date Return	6.99%	June 30, 2017

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Class A - Return Before Taxes	0.70%	7.45%	4.01%
Return After Taxes on Distributions	0.01%	6.55%	3.22%
Return After Taxes on Distributions and Sale of Fund Shares	0.66%	5.64%	2.92%
Class M - Return Before Taxes	2.86%	7.69%	4.02%
Class C - Return Before Taxes	5.06%	7.91%	3.91%
Class I - Return Before Taxes	7.13%	9.00%	4.96%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.11%

(a)  From December 31, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments in Class A, Class M, Class C and Class I shares.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

Class I eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to sell one share is its NAV.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C or Class I is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

For shareholders who do not participate in the Fidelity® systematic withdrawal plan, the price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC), and the price to sell one share of Class I is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Managed Retirement Income Fund℠ seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, and Fidelity Managed Retirement 2025 Fund℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Each fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder’s voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative. The asset allocation strategy for each fund is designed to seek to achieve the fund’s investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.

The Adviser allocates the assets of each fund (except Fidelity Managed Retirement Income Fund℠) according to a neutral asset allocation strategy that becomes increasingly conservative over time. The year in each fund’s name (horizon date) refers to the approximate year of the 70th birthday of an investor for whom the fund’s asset allocation strategy is designed. For example, Fidelity Managed Retirement 2025 Fund℠, which is designed for investors who will turn age 70 in or within a few years of 2025, has a neutral asset allocation with approximately 54% of its assets invested in domestic equity funds and international equity funds and approximately 46% of its assets invested in bond funds and short-term funds. By contrast, Fidelity Managed Retirement 2005 Fund℠, which has reached its horizon date, has a more conservative neutral asset allocation, with approximately 28% of its assets invested in domestic equity funds and international equity funds and approximately 72% of its assets invested in bond funds and short-term funds.

Fidelity Managed Retirement Income Fund℠ allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Active Asset Allocation. The neutral asset allocation in each fund summary represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease neutral asset class exposures by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term.

Adjusting Investment Exposure. The Adviser reserves the right to buy and sell futures contracts (both long and short positions) in each fund in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Depending on how they are used, these instruments may effectively increase or decrease a fund’s allocation in one or more asset classes.

The following table lists the approximate asset class allocation ranges for each fund as of July 31, 2017. The Adviser may change these percentages over time.

Asset Class Allocation Ranges	Fidelity Managed Retirement Income Fund℠	Fidelity Managed Retirement 2005 Fund℠	Fidelity Managed Retirement 2010 Fund℠	Fidelity Managed Retirement 2015 Fund℠	Fidelity Managed Retirement 2020 Fund℠	Fidelity Managed Retirement 2025 Fund℠
Domestic and International Equity Funds	14%-34%	17%-37%	26%-46%	33%-53%	40%-60%	44%-64%
Bond Funds	36%-56%	35%-55%	33%-53%	30%-50%	28%-48%	28%-48%
Short-Term Funds	20%-40%	17%-37%	12%-32%	7%-27%	1%-21%	0%-18%

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook was to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10% from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to domestic and international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying domestic and/or international equity funds and/or short-term funds.

The Adviser may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Managed Retirement Fund℠

Each fund is designed for investors age 60 and above who turned or will turn age 70 in or within a few years of the applicable fund’s horizon date and plan to gradually withdraw the value of their account in the fund over time.

The table below shows the ranges of investor birth years for which each fund was designed.

Birth Year	Fund
1932 and earlier	Fidelity Managed Retirement Income Fund℠
1933 - 1937	Fidelity Managed Retirement 2005 Fund℠
1938 - 1942	Fidelity Managed Retirement 2010 Fund℠
1943 - 1947	Fidelity Managed Retirement 2015 Fund℠
1948 - 1952	Fidelity Managed Retirement 2020 Fund℠
1953 - 1957	Fidelity Managed Retirement 2025 Fund℠

In addition to age, there are other considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you need or expect to need in retirement), other sources of income after retirement, inflation, other assets, and risk tolerance. You should also consider that no Fidelity Managed Retirement Fund℠ is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. It is important to note that the funds' asset allocation strategy is designed to operate in conjunction with a payment strategy designed to be implemented through a shareholder’s participation in a systematic withdrawal plan and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation (except Fidelity Managed Retirement Income Fund℠) among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual asset allocations may differ from this illustration.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10%.

When the neutral asset allocation of a fund matches Fidelity Managed Retirement Income Fund's neutral asset allocation (approximately 10 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Managed Retirement Income Fund℠, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Managed Retirement Income Fund℠.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds.

Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists each fund's asset allocation to each underlying Fidelity® fund as of July 31, 2017. The Adviser may change these percentages over time.

Fund Categories	Fidelity Managed Retirement Income Fund℠	Fidelity Managed Retirement 2005 Fund℠	Fidelity Managed Retirement 2010 Fund℠	Fidelity Managed Retirement 2015 Fund℠	Fidelity Managed Retirement 2020 Fund℠	Fidelity Managed Retirement 2025 Fund℠
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.5%	0.6%	0.7%	0.9%	1.1%	1.2%
Fidelity® Series 1000 Value Index Fund	0.6%	0.7%	0.9%	1.1%	1.4%	1.5%
Fidelity® Series All-Sector Equity Fund	0.9%	1.1%	1.4%	1.8%	2.1%	2.3%
Fidelity® Series Blue Chip Growth Fund	0.9%	1.1%	1.4%	1.8%	2.1%	2.3%
Fidelity® Series Growth & Income Fund	2.1%	2.5%	3.3%	4.1%	4.9%	5.3%
Fidelity® Series Growth Company Fund	1.8%	2.1%	2.8%	3.5%	4.2%	4.6%
Fidelity® Series Intrinsic Opportunities Fund	2.1%	2.5%	3.6%	4.0%	4.6%	5.2%
Fidelity® Series Opportunistic Insights Fund	1.0%	1.2%	1.6%	2.0%	2.4%	2.5%
Fidelity® Series Real Estate Equity Fund	0.2%	0.2%	0.3%	0.4%	0.4%	0.5%
Fidelity® Series Small Cap Discovery Fund	0.3%	0.3%	0.4%	0.5%	0.6%	0.7%
Fidelity® Series Small Cap Opportunities Fund	0.8%	1.0%	1.3%	1.6%	1.9%	2.1%
Fidelity® Series Stock Selector Large Cap Value Fund	1.6%	1.8%	2.5%	3.1%	3.7%	4.0%
Fidelity® Series Value Discovery Fund	1.1%	1.3%	1.7%	2.2%	2.6%	2.8%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	2.0%	2.0%	2.0%	2.0%	2.1%	2.0%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series Canada Fund(a)	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fidelity® Series International Growth Fund	2.9%	3.3%	4.0%	4.9%	5.6%	6.0%
Fidelity® Series International Small Cap Fund	0.7%	0.8%	0.9%	1.1%	1.3%	1.4%
Fidelity® Series International Value Fund	2.9%	3.3%	4.1%	4.9%	5.6%	6.1%
Emerging Markets Equity Funds
Fidelity® Series Emerging Markets Fund	4.7%	5.1%	5.8%	6.6%	7.2%	7.5%
BOND FUNDS
Investment Grade Bond Funds
Fidelity® Series Investment Grade Bond Fund	37.5%	36.5%	34.1%	31.9%	29.9%	29.1%
Fidelity® Series Long-Term Treasury Bond Index Fund	0.9%	0.9%	0.9%	0.9%	0.9%	0.9%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	3.8%	3.6%	3.2%	2.7%	2.1%	1.6%
High Yield Bond Funds
Fidelity® Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%
Fidelity® Series Floating Rate High Income Fund	0.2%	0.2%	0.2%	0.2%	0.2%	0.2%
Fidelity® Series High Income Fund	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Fidelity® Series International Credit Fund	0.0%	0.1%	0.1%	0.1%	0.0%	0.1%
Fidelity® Series Real Estate Income Fund	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
SHORT-TERM FUNDS
Fidelity® Series Government Money Market Fund	19.6%	17.9%	14.3%	10.8%	7.5%	5.5%
Fidelity® Series Short-Term Credit Fund	8.4%	7.6%	5.9%	4.5%	3.2%	2.2%

(a)  New underlying fund added in August 2017.

Note: The allocation percentages may not add to 100% due to rounding.

Principal Investment Risks

The Fidelity Managed Retirement Funds℠ are designed for investors who seek to convert accumulated assets into regular payments over time. The Fidelity Managed Retirement Funds℠ are primarily designed to support the decumulation of assets and are not intended to provide a complete solution for a shareholder’s retirement income needs. There is no guarantee that any single fund will provide sufficient income during your retirement. If you participate in the systematic withdrawal plan, the value of your account in a Fidelity Managed Retirement Fund℠ will be gradually withdrawn over time.

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. If the Advisers' asset allocation strategy does not work as intended, a fund may not achieve its objective. If a fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by fluctuations in currency and global demand for commodities. Periodic demands by Quebec for sovereignty could significantly affect the Canadian market.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. An underlying fund may invest a portion of its assets in a wholly-owned subsidiary (the Subsidiary). The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) , including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Hybrid and Preferred Securities Risk. The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures, and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend on factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference may not move in the same direction or at the same time.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Managed Retirement Income Fund℠ seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, and Fidelity Managed Retirement 2025 Fund℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

The net asset value per share (NAV) is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and statements of additional information (SAIs).

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

Subject to certain limited exceptions described below, Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠ do not currently accept investments in Class A, Class M, Class C and Class I shares. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option).

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional.

Each Fidelity® Managed Retirement Fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund. However, you may invest in a Fidelity Managed Retirement Fund℠ without participating in the systematic withdrawal plan, and there may be other payment strategies that could be used in conjunction with the funds. You should consult with your adviser if you are considering investing in the funds using a payment strategy other than the systematic withdrawal plan. Not all intermediaries offer the systematic withdrawal plan to their customers, and an investment in a Fidelity Managed Retirement Fund℠ may not be appropriate for shareholders who do not participate in the systematic withdrawal plan.

Shareholders who hold a Fidelity Managed Retirement Fund℠ within a retirement account and who elect to participate in the systematic withdrawal plan should consult their tax advisers to discuss tax consequences that could result if they receive payments prior to age 59½ or plan to use the systematic withdrawal plan, in whole or in part, to meet their annual minimum required distribution. In addition, use of the systematic withdrawal plan may be restricted in employer-sponsored plans by the terms of the governing plan documents and/or at the discretion of the plan administrator.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C or Class I is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC) upon redemption. Class I shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A's or Class M's offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class M's NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class M's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's offering price or NAV, as applicable.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

Shareholders who elect to participate in the systematic withdrawal plan should refer to "Account Features and Policies" below for information about the automatic sale of their fund shares through the systematic withdrawal plan.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV, minus any applicable CDSC.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  An exchange of shares is not subject to any applicable CDSCs.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The Fidelity Managed Retirement Funds℠ are designed for investors age 60 and above who turned or will turn age 70 in or within a few years of the applicable fund's horizon date and plan to gradually withdraw the value of their account in the fund over time.

Each Fidelity® Managed Retirement Fund's investment objective is intended to support a payment strategy designed to be administered through complementary systematic withdrawal plan.

A shareholder’s participation in the systematic withdrawal plan is voluntary, and shareholders may invest in a Fidelity Managed Retirement Fund℠ and not participate in the systematic withdrawal plan.

Systematic Withdrawal Plan. The systematic withdrawal plan is an optional account feature designed to enable shareholders to receive from a Fidelity Managed Retirement Fund℠ regular payments. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in a Fidelity Managed Retirement Fund℠ over time.

Participation in the systematic withdrawal plan is optional. Shareholders may opt into or out of the program at any time. Shareholders who do not participate in the systematic withdrawal plan will not have their shares redeemed automatically as described below, but will receive dividends, which will be automatically reinvested in additional shares of the fund, unless you designate another distribution option on your application. Shareholders who do not participate in the systematic withdrawal plan should refer to "Distribution Options" in the "Dividends and Capital Gains" section below.

Fidelity® Systematic Withdrawal Plan

To receive regular payments from your Class A, Class M, Class C, or Class I account in a Fidelity Managed Retirement Fund℠

Minimum Initial Not Applicable Minimum Additional Not Applicable	Frequency Monthly or Customized

Procedures

  To set up the Fidelity® systematic withdrawal plan for an investment in a Fidelity Managed Retirement Fund℠ in a new account, complete the appropriate section on the application.
  To set up the Fidelity® systematic withdrawal plan for an investment in a Fidelity Managed Retirement Fund℠ in existing accounts, call your investment professional or call Fidelity at the appropriate number found in “General Information” for an application.
  To suspend your participation in the Fidelity® systematic withdrawal plan for a period of time or to stop participating in the program, call your investment professional or call Fidelity at the appropriate number found in “General Information.”

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of their shares required to make their regular payment. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

You should note the following regarding the automatic sale of shares through the Fidelity® systematic withdrawal plan:

  Redemption orders may be placed by Fidelity up to three days prior to the scheduled payment date under the plan.
  Class A, Class M, and Class C shares automatically redeemed through the Fidelity® systematic withdrawal plan will not be subject to a CDSC.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  You will not receive interest on amounts represented by uncashed payment checks.
  If you elect to receive payments by check and the U.S. Postal Service does not deliver your checks, your participation in the Fidelity® systematic withdrawal plan will be suspended and you will be assigned the Reinvestment Option described in "Dividends and Capital Gain Distributions" below during the period of the suspension.

Your payments will be paid in cash.

A Fidelity® Managed Retirement Fund's dividends and capital gain distributions are not counted toward a shareholder's regular payment and instead are automatically reinvested in additional shares of the same class of the fund for shareholders enrolled in the Fidelity® systematic withdrawal plan. Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic reinvestment (purchase) of their shares for this purpose.

Dividends and capital gain distributions that are not reinvested in additional shares could have tax consequences for you and result in cash distributions that exceed your payment amount. See "Tax Consequences" below for more information.

The dollar amount of the regular payments that a shareholder receives through investment in a Fidelity Managed Retirement Fund℠ and participation in the Fidelity® systematic withdrawal plan will depend on, among other factors, the shareholder’s retirement income needs, age and the investment performance of and amount invested in a Fidelity Management Retirement Fund℠. Therefore, the dollar amount of a shareholder's payments through the Fidelity® systematic withdrawal plan generally will vary from one year to the next.

The information above is a summary of how the systematic withdrawal plan works. For additional information about the plan, call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following features may also be available to buy and sell shares of a fund. Visit institutional.fidelity.com or contact your investment professional for more information. A shareholder who elects to participate in the Fidelity® systematic withdrawal plan may not want to set up an automatic investment or exchange program because such programs may interfere with the systematic withdrawal plan.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of shares.
    Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and your fund account.

Automatic Transactions for Class A, Class M, and Class C: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.
  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Managed Retirement Income Fund℠.Each fund may be combined with Fidelity Managed Retirement Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable shareholder fees, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends monthly and capital gain distributions in September and December.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should refer to "Account Features and Policies" above for information about how their distributions are handled through the Fidelity® systematic withdrawal plan.

Distribution Options

The following distribution options are available only to shareholders who do not participate in the Fidelity® systematic withdrawal plan (including shareholders who suspend their participation in the Fidelity® systematic withdrawal plan for a period of time).

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including automatic sales of shares through the Fidelity® systematic withdrawal plan and exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss additional tax consequences that could result from participation in the Fidelity® systematic withdrawal plan.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, Strategic Advisers, Inc., an affiliated investment adviser, managed the funds.

As of December 31, 2016, the Adviser had approximately $919.5 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

The Adviser is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund’s shareholders approved the adoption of an amended and restated management contract that, effective June 1, 2017, implemented a new pricing structure for each fund. Prior to June 1, 2017, each fund did not pay a management fee. Effective June 1, 2017, each class of each fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class. The management fee is set by referring to the number of years to the fund’s horizon date, determined on the first day of the fund's current fiscal year, such that the management fees applicable to each class of the fund decline as the fund approaches, and then passes, its horizon date.

The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund, with certain limited exceptions.

The management fee for each fund as of August 1, 2017 is set forth in the table below. The management fee rate will decline as each fund approaches, and then passes, its horizon date.

Fidelity Managed Retirement Income Fund℠	0.47%
Fidelity Managed Retirement 2005 Fund℠	0.49%
Fidelity Managed Retirement 2010 Fund℠	0.53%
Fidelity Managed Retirement 2015 Fund℠	0.58%
Fidelity Managed Retirement 2020 Fund℠	0.62%
Fidelity Managed Retirement 2025 Fund℠	0.66%

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended January 31, 2017.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of (as applicable):

  Sales charges and concessions (not applicable to Class I shares).
  Distribution and/or service (12b-1) fees (not applicable to Class I shares).
  Finder's fees (not applicable to Class C and Class I shares).
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify a fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%(c)
$4,000,000 but less than $25,000,000	None	None	0.50%(c)
$25,000,000 or more	None	None	0.25%(c)

(a)  The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)  Purchases of $10.00 or less will not pay a sales charge.

(c)  Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%(c)

(a)  The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b)  Purchases of $10.00 or less will not pay a sales charge.

(c)  Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

Class A, Class M, Class C and Class I shares automatically redeemed through the Fidelity® systematic withdrawal plan will not be subject to a CDSC.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

  Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.
  Purchased for an insurance company separate account.
  Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.
  Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.
  Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.
  Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.
  Purchased to repay a loan against Class A or Class M shares held in the investor's Fidelity Advisor® 403(b) program.
  Purchased for an employer-sponsored health savings account.
  (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny® Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor® fund after September 30, 2008.
  Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class M's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class M's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

  Through the Fidelity® systematic withdrawal plan.
  For disability or death.
  From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70½ is attained.
  For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70½ is attained.
  Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.
  (Applicable to Class A and Class M only) Held by insurance company separate accounts.
  (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).
  (Applicable to Class A and Class M only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).
  (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter. Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to each Class M plan, Class M of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class M's, and Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each Class A, Class M, and Class C plan specifically recognizes that the Adviser or FMR may make payments from its revenues, including management fees paid to the Adviser by Class A, Class M, or Class C, or fees paid to FMR by the Adviser out of such fees, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class M, and Class C.

Class I of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser or FMR may use its revenues, including management fees paid to the Adviser by Class I, or fees paid to FMR by the Adviser out of such management fees, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

If payments made by the Adviser or FMR to FDC or to intermediaries under Class I's Distribution and Service Plan were considered to be paid out of Class I's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.02	$58.61	$57.41	$54.16	$50.46
Income from Investment Operations
Net investment income (loss)A	.756	.758	.686	.708	.825
Net realized and unrealized gain (loss)	2.008	.457	1.311	3.351	3.933
Total from investment operations	2.764	1.215	1.997	4.059	4.758
Distributions from net investment income	(.717)	(.754)	(.658)	(.686)	(.804)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.784)	(.805)	(.797)	(.809)	(1.058)
Net asset value, end of period	$61.00	$59.02	$58.61	$57.41	$54.16
Total ReturnB,C	4.73%	2.12%	3.50%	7.54%	9.54%
Ratios to Average Net AssetsD,E
Expenses before reductions	.32%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.32%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.32%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.32%	1.18%	1.26%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$287	$293	$432	$419	$391
Portfolio turnover rateD	111%	47%	33%	26%	38%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement Income Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.07	$58.67	$57.46	$54.24	$50.53
Income from Investment Operations
Net investment income (loss)A	.608	.615	.540	.581	.686
Net realized and unrealized gain (loss)	2.008	.450	1.318	3.339	3.958
Total from investment operations	2.616	1.065	1.858	3.920	4.644
Distributions from net investment income	(.579)	(.614)	(.509)	(.577)	(.680)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.646)	(.665)	(.648)	(.700)	(.934)
Net asset value, end of period	$61.04	$59.07	$58.67	$57.46	$54.24
Total ReturnB,C	4.47%	1.86%	3.25%	7.26%	9.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.50%	.50%	.49%F	.49%F
Expenses net of fee waivers, if any	.57%	.50%	.50%	.49%F	.49%F
Expenses net of all reductions	.57%	.50%	.50%	.49%F	.49%F
Net investment income (loss)	1.02%	1.07%	.93%	1.02%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$82	$86	$90	$26	$1
Portfolio turnover rateD	111%	47%	33%	26%	38%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights — Fidelity Managed Retirement Income Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.91	$58.53	$57.34	$54.13	$50.49
Income from Investment Operations
Net investment income (loss)A	.310	.328	.245	.293	.434
Net realized and unrealized gain (loss)	2.009	.435	1.323	3.354	3.919
Total from investment operations	2.319	.763	1.568	3.647	4.353
Distributions from net investment income	(.312)	(.332)	(.239)	(.314)	(.459)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.379)	(.383)	(.378)	(.437)	(.713)
Net asset value, end of period	$60.85	$58.91	$58.53	$57.34	$54.13
Total ReturnB,C	3.96%	1.34%	2.72%	6.76%	8.70%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.07%	1.00%	1.01%F	.99%F	1.00%
Expenses net of fee waivers, if any	1.07%	1.00%	1.01%F	.99%F	1.00%
Expenses net of all reductions	1.07%	1.00%	1.01%F	.99%F	1.00%
Net investment income (loss)	.52%	.57%	.42%	.52%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$52	$58	$60	$325	$54
Portfolio turnover rateD	111%	47%	33%	26%	38%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights — Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.99	$58.59	$57.39	$54.14	$50.45
Income from Investment Operations
Net investment income (loss)A	.906	.899	.830	.856	.957
Net realized and unrealized gain (loss)	2.013	.454	1.314	3.343	3.921
Total from investment operations	2.919	1.353	2.144	4.199	4.878
Distributions from net investment income	(.852)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.919)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$60.99	$58.99	$58.59	$57.39	$54.14
Total ReturnB	5.01%	2.37%	3.76%	7.81%	9.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$94	$131	$90	$61	$4
Portfolio turnover rateC	111%	47%	33%	26%	38%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.26	$60.57	$58.78	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.788	.801	.724	.735	.906
Net realized and unrealized gain (loss)	3.402	.274	1.910	4.084	4.920
Total from investment operations	4.190	1.075	2.634	4.819	5.826
Distributions from net investment income	(.733)	(.785)	(.698)	(.708)	(.879)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.060)	(1.385)	(.844)	(.849)	(1.106)
Net asset value, end of period	$63.39	$60.26	$60.57	$58.78	$54.81
Total ReturnB,C	7.05%	1.88%	4.50%	8.84%	11.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.38%	1.21%	1.28%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$338	$577	$727	$526	$304
Portfolio turnover rateD	136%	45%	35%	27%	45%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.30	$60.61	$58.83	$54.82	$50.08
Income from Investment Operations
Net investment income (loss)A	.635	.655	.574	.587	.781
Net realized and unrealized gain (loss)	3.399	.276	1.910	4.098	4.911
Total from investment operations	4.034	.931	2.484	4.685	5.692
Distributions from net investment income	(.597)	(.641)	(.558)	(.534)	(.725)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(.924)	(1.241)	(.704)	(.675)	(.952)
Net asset value, end of period	$63.41	$60.30	$60.61	$58.83	$54.82
Total ReturnB,C	6.78%	1.63%	4.24%	8.58%	11.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.59%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.59%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.13%	.96%	1.03%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$297	$308	$328	$39	$85
Portfolio turnover rateD	136%	45%	35%	27%	45%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.03	$60.40	$58.69	$54.76	$50.12
Income from Investment Operations
Net investment income (loss)A	.327	.360	.278	.303	.508
Net realized and unrealized gain (loss)	3.383	.276	1.899	4.086	4.915
Total from investment operations	3.710	.636	2.177	4.389	5.423
Distributions from net investment income	(.343)	(.406)	(.321)	(.318)	(.556)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(.670)	(1.006)	(.467)	(.459)	(.783)
Net asset value, end of period	$63.07	$60.03	$60.40	$58.69	$54.76
Total ReturnB,C	6.24%	1.12%	3.72%	8.04%	10.93%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.09%	1.00%	.99%F	1.00%	1.00%
Expenses net of fee waivers, if any	1.09%	1.00%	.99%F	1.00%	1.00%
Expenses net of all reductions	1.09%	1.00%	.99%F	1.00%	1.00%
Net investment income (loss)	.54%	.62%	.47%	.53%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$254	$250	$86	$33	$31
Portfolio turnover rateD	136%	45%	35%	27%	45%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights — Fidelity Managed Retirement 2005 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.942	.945	.875	.877	1.039
Net realized and unrealized gain (loss)	3.394	.277	1.908	4.095	4.915
Total from investment operations	4.336	1.222	2.783	4.972	5.954
Distributions from net investment income	(.879)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.206)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$63.40	$60.27	$60.58	$58.79	$54.81
Total ReturnB	7.31%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$32	$30	$31	$30	$27
Portfolio turnover rateC	136%	45%	35%	27%	45%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.789	.799	.747	.740	.886
Net realized and unrealized gain (loss)	4.240	.112B	2.210	4.505	5.568
Total from investment operations	5.029	.911	2.957	5.245	6.454
Distributions from net investment income	(.754)	(.794)	(.746)	(.700)	(.896)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.229)	(2.171)	(1.467)	(.855)	(1.124)
Net asset value, end of period	$63.87	$60.07	$61.33	$59.84	$55.45
Total ReturnC,D	8.51%	1.67%	5.00%	9.51%	13.06%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.38%	1.23%	1.27%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$136	$156	$285	$257	$145
Portfolio turnover rateE	117%	26%	26%	27%	32%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the sales charges.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.19	$61.44	$59.95	$55.55	$50.20
Income from Investment Operations
Net investment income (loss)A	.637	.658	.600	.597	.745
Net realized and unrealized gain (loss)	4.245	.118B	2.211	4.507	5.590
Total from investment operations	4.882	.776	2.811	5.104	6.335
Distributions from net investment income	(.617)	(.649)	(.600)	(.549)	(.757)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.092)	(2.026)	(1.321)	(.704)	(.985)
Net asset value, end of period	$63.98	$60.19	$61.44	$59.95	$55.55
Total ReturnC,D	8.24%	1.43%	4.74%	9.23%	12.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%	.50%	.50%	.50%	.51%G
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.51%G
Expenses net of all reductions	.58%	.50%	.50%	.50%	.51%G
Net investment income (loss)	1.04%	1.13%	.99%	1.03%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$16	$21	$17	$15
Portfolio turnover rateE	117%	26%	26%	27%	32%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the sales charges.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G  On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.76	$61.06	$59.64	$55.33	$50.07
Income from Investment Operations
Net investment income (loss)A	.327	.361	.291	.303	.486
Net realized and unrealized gain (loss)	4.218	.115B	2.202	4.486	5.561
Total from investment operations	4.545	.476	2.493	4.789	6.047
Distributions from net investment income	(.370)	(.399)	(.352)	(.324)	(.559)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(.845)	(1.776)	(1.073)	(.479)	(.787)
Net asset value, end of period	$63.46	$59.76	$61.06	$59.64	$55.33
Total ReturnC,D	7.71%	.92%	4.22%	8.68%	12.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	.63%	.48%	.52%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$200	$345	$353	$315
Portfolio turnover rateE	117%	26%	26%	27%	32%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Total returns do not include the effect of the contingent deferred sales charge.

E  Amounts do not include the activity of the Underlying Funds.

F  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.942	.942	.902	.885	1.020
Net realized and unrealized gain (loss)	4.238	.118B	2.207	4.505	5.562
Total from investment operations	5.180	1.060	3.109	5.390	6.582
Distributions from net investment income	(.895)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.370)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC	8.78%	1.93%	5.26%	9.78%	13.33%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$33	$31	$32	$63	$57
Portfolio turnover rateD	117%	26%	26%	27%	32%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.82	$61.43	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.798	.797	.753	.741	.840
Net realized and unrealized gain (loss)	4.786	(.018)	2.384	4.748	6.014
Total from investment operations	5.584	.779	3.137	5.489	6.854
Distributions from net investment income	(.755)	(.795)	(.751)	(.723)	(.903)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.984)	(2.389)	(1.557)	(1.079)	(1.114)
Net asset value, end of period	$64.42	$59.82	$61.43	$59.85	$55.44
Total ReturnB,C	9.45%	1.47%	5.31%	9.97%	13.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.33%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.33%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.33%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.38%	1.24%	1.27%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$289	$280	$300	$126	$20
Portfolio turnover rateD	106%	33%	24%	19%	35%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.85	$61.44	$59.85	$55.44	$49.70
Income from Investment Operations
Net investment income (loss)A	.642	.647	.602	.592	.719
Net realized and unrealized gain (loss)	4.794	(.008)	2.387	4.742	6.008
Total from investment operations	5.436	.639	2.989	5.334	6.727
Distributions from net investment income	(.557)	(.635)	(.593)	(.568)	(.776)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.786)	(2.229)	(1.399)	(.924)	(.987)
Net asset value, end of period	$64.50	$59.85	$61.44	$59.85	$55.44
Total ReturnB,C	9.18%	1.23%	5.06%	9.68%	13.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.58%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.58%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.13%	.99%	1.02%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$25	$94	$101	$96	$88
Portfolio turnover rateD	106%	33%	24%	19%	35%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.58	$61.23	$59.74	$55.39	$49.70
Income from Investment Operations
Net investment income (loss)A	.335	.363	.298	.300	.448
Net realized and unrealized gain (loss)	4.758	(.014)	2.370	4.746	6.020
Total from investment operations	5.093	.349	2.668	5.046	6.468
Distributions from net investment income	(.394)	(.405)	(.372)	(.340)	(.567)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(.623)	(1.999)	(1.178)	(.696)	(.778)
Net asset value, end of period	$64.05	$59.58	$61.23	$59.74	$55.39
Total ReturnB,C	8.62%	.73%	4.52%	9.15%	13.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.08%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.08%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	.63%	.49%	.52%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$156	$144	$132	$54	$49
Portfolio turnover rateD	106%	33%	24%	19%	35%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.83	$55.42	$49.67
Income from Investment Operations
Net investment income (loss)A	.951	.940	.906	.884	.972
Net realized and unrealized gain (loss)	4.788	(.017)	2.385	4.739	6.022
Total from investment operations	5.739	.923	3.291	5.623	6.994
Distributions from net investment income	(.900)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(1.129)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$64.42	$59.81	$61.42	$59.83	$55.42
Total ReturnB	9.73%	1.73%	5.58%	10.23%	14.29%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$252	$232	$228	$217	$139
Portfolio turnover rateC	106%	33%	24%	19%	35%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.57	$57.74	$54.44	$48.41
Income from Investment Operations
Net investment income (loss)A	.776	.774	.718	.738	.953
Net realized and unrealized gain (loss)	5.041	(.138)	2.463	4.763	6.186
Total from investment operations	5.817	.636	3.181	5.501	7.139
Distributions from net investment income	(.706)	(.766)	(.712)	(.688)	(.909)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.067)	(2.286)	(1.351)	(2.201)	(1.109)
Net asset value, end of period	$62.67	$57.92	$59.57	$57.74	$54.44
Total ReturnB,C	10.19%	1.27%	5.58%	10.39%	14.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.34%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.34%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.39%	1.22%	1.31%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$62	$172	$178	$121
Portfolio turnover rateD	115%	23%	41%	39%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.90	$59.56	$57.74	$54.44	$48.40
Income from Investment Operations
Net investment income (loss)A	.611	.635	.571	.599	.820
Net realized and unrealized gain (loss)	5.045	(.140)	2.456	4.761	6.201
Total from investment operations	5.656	.495	3.027	5.360	7.021
Distributions from net investment income	(.585)	(.635)	(.568)	(.547)	(.781)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(.946)	(2.155)	(1.207)	(2.060)	(.981)
Net asset value, end of period	$62.61	$57.90	$59.56	$57.74	$54.44
Total ReturnB,C	9.90%	1.02%	5.30%	10.11%	14.69%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.14%	.97%	1.07%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$186	$183	$191	$190	$135
Portfolio turnover rateD	115%	23%	41%	39%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.58	$59.30	$57.56	$54.33	$48.37
Income from Investment Operations
Net investment income (loss)A	.312	.355	.276	.315	.561
Net realized and unrealized gain (loss)	5.021	(.151)	2.444	4.755	6.186
Total from investment operations	5.333	.204	2.720	5.070	6.747
Distributions from net investment income	(.392)	(.404)	(.341)	(.327)	(.587)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(.753)	(1.924)	(.980)	(1.840)	(.787)
Net asset value, end of period	$62.16	$57.58	$59.30	$57.56	$54.33
Total ReturnB,C	9.37%	.50%	4.77%	9.57%	14.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.10%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.10%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.64%	.47%	.56%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$98	$93	$104	$110	$84
Portfolio turnover rateD	115%	23%	41%	39%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.909	.913	.865	.879	1.078
Net realized and unrealized gain (loss)	5.048	(.143)	2.464	4.761	6.198
Total from investment operations	5.957	.770	3.329	5.640	7.276
Distributions from net investment income	(.846)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.207)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB	10.45%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$26	$33	$34	$32	$29
Portfolio turnover rateC	115%	23%	41%	39%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.20	$61.04	$59.16	$55.32	$48.66
Income from Investment Operations
Net investment income (loss)A	.800	.798	.756	.755	.977
Net realized and unrealized gain (loss)	5.517	(.292)	2.687	5.194	6.833
Total from investment operations	6.317	.506	3.443	5.949	7.810
Distributions from net investment income	(.749)	(.802)	(.750)	(.747)	(.973)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.217)	(2.346)	(1.563)	(2.109)	(1.150)
Net asset value, end of period	$64.30	$59.20	$61.04	$59.16	$55.32
Total ReturnB,C	10.85%	1.03%	5.90%	11.01%	16.28%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.35%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.35%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.40%	1.26%	1.30%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$592	$536	$636	$565	$70
Portfolio turnover rateD	108%	29%	39%	16%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class M

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.05	$59.18	$55.33	$48.67
Income from Investment Operations
Net investment income (loss)A	.648	.655	.605	.605	.836
Net realized and unrealized gain (loss)	5.517	(.294)	2.677	5.216	6.839
Total from investment operations	6.165	.361	3.282	5.821	7.675
Distributions from net investment income	(.607)	(.657)	(.599)	(.609)	(.838)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.075)	(2.201)	(1.412)	(1.971)	(1.015)
Net asset value, end of period	$64.30	$59.21	$61.05	$59.18	$55.33
Total ReturnB,C	10.58%	.78%	5.62%	10.77%	15.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.60%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.60%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.07%	1.15%	1.01%	1.05%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$497	$479	$543	$482	$153
Portfolio turnover rateD	108%	29%	39%	16%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the sales charges.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class C

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.87	$60.79	$59.00	$55.21	$48.64
Income from Investment Operations
Net investment income (loss)A	.342	.368	.306	.317	.582
Net realized and unrealized gain (loss)	5.478	(.293)	2.673	5.194	6.821
Total from investment operations	5.820	.075	2.979	5.511	7.403
Distributions from net investment income	(.412)	(.451)	(.376)	(.359)	(.656)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(.880)	(1.995)	(1.189)	(1.721)	(.833)
Net asset value, end of period	$63.81	$58.87	$60.79	$59.00	$55.21
Total ReturnB,C	10.02%	.28%	5.11%	10.19%	15.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.10%	1.00%	1.00%	1.00%	.99%F
Expenses net of fee waivers, if any	1.09%	1.00%	1.00%	1.00%	.99%F
Expenses net of all reductions	1.09%	1.00%	1.00%	1.00%	.99%F
Net investment income (loss)	.57%	.65%	.51%	.55%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$216	$498	$594	$366	$97
Portfolio turnover rateD	108%	29%	39%	16%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Total returns do not include the effect of the contingent deferred sales charge.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  On certain classes, the size and fluctuations of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights — Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$61.06	$59.18	$55.31	$48.64
Income from Investment Operations
Net investment income (loss)A	.953	.943	.906	.897	1.095
Net realized and unrealized gain (loss)	5.521	(.305)	2.687	5.211	6.841
Total from investment operations	6.474	.638	3.593	6.108	7.936
Distributions from net investment income	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$64.33	$59.21	$61.06	$59.18	$55.31
Total ReturnB	11.14%	1.27%	6.17%	11.32%	16.57%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$79	$78	$148	$109	$30
Portfolio turnover rateC	108%	29%	39%	16%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Additional Index Information

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04085

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Investments & Pyramid Design, Fidelity, Directed Dividends, Fidelity Advisor, Destiny, and Fidelity Advisor Money Line are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Fidelity Managed Retirement Income Fund, Fidelity Income Replacement 2022 Fund, Fidelity Advisor Managed Retirement Income Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Advisor Managed Retirement 2005 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Advisor Managed Retirement 2010 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Advisor Managed Retirement 2015 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Advisor Managed Retirement 2020 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Advisor Managed Retirement 2025 Fund, Fidelity Advisor Income Replacement 2042 Fund, Fidelity Managed Retirement Fund, and Fidelity Managed Retirement Funds are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9881731.103	AMRI-PRO-0917-01

Fidelity Managed Retirement Income Fund℠
(formerly Fidelity Income Replacement 2022 Fund℠)
Class/Ticker
Fidelity Managed Retirement Income Fund℠/FIRMX

Fidelity Managed Retirement 2005 Fund℠
(formerly Fidelity Income Replacement 2026 Fund℠)
Class/Ticker
Fidelity Managed Retirement 2005 Fund℠/FIROX

Fidelity Managed Retirement 2010 Fund℠
(formerly Fidelity Income Replacement 2030 Fund℠)
Class/Ticker
Fidelity Managed Retirement 2010 Fund℠/FIRQX

Fidelity Managed Retirement 2015 Fund℠
(formerly Fidelity Income Replacement 2034 Fund℠)
Class/Ticker
Fidelity Managed Retirement 2015 Fund℠/FIRSX

Fidelity Managed Retirement 2020 Fund℠
(formerly Fidelity Income Replacement 2038 Fund℠)
Class/Ticker
Fidelity Managed Retirement 2020 Fund℠/FIRVX

Fidelity Managed Retirement 2025 Fund℠
(formerly Fidelity Income Replacement 2042 Fund℠)
Class/Ticker
Fidelity Managed Retirement 2025 Fund℠/FIXRX

In this prospectus, the term "shares" (as it relates to a fund) means the class of shares offered through this prospectus.

Prospectus

September 29, 2017

As Revised November 30, 2017

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2005 Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund/Class:
Fidelity Managed Retirement Income Fund℠/Fidelity Managed Retirement Income Fund℠

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.47%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.47%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$48
3 years	$149
5 years	$260
10 years	$585

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	17%
International Equity Funds*	7%
Bond Funds*	46%
Short-Term Funds*	30%

* FMR Co., Inc. (FMRC) may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMR Co., Inc. (FMRC) may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond bunds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	June 30, 2009
Lowest Quarter Return	(12.77)%	December 31, 2008
Year-to-Date Return	3.32%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Managed Retirement Income Fund℠
Return Before Taxes	5.23%	6.12%	4.18%
Return After Taxes on Distributions	4.53%	5.43%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	3.02%	4.51%	2.97%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2005 Fund℠/Fidelity Managed Retirement 2005 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.49%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$50
3 years	$155
5 years	$266
10 years	$591

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2005 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	19%
International Equity Funds*	8%
Short-Term Funds*	27%
Bond Funds*	45%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who turned age 70 in or within a few years of 2005 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.93%	June 30, 2009
Lowest Quarter Return	(13.72)%	December 31, 2008
Year-to-Date Return	4.73%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Managed Retirement 2005 Fund℠
Return Before Taxes	6.40%	7.24%	4.62%
Return After Taxes on Distributions	5.61%	6.48%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares	3.80%	5.42%	3.34%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2010 Fund℠/Fidelity Managed Retirement 2010 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.53%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$54
3 years	$168
5 years	$288
10 years	$619

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2010 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	25%
International Equity Funds*	11%
Short-Term Funds*	22%
Bond Funds*	43%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who turned age 70 in or within a few years of 2010 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.58%	June 30, 2009
Lowest Quarter Return	(14.37)%	December 31, 2008
Year-to-Date Return	5.60%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Managed Retirement 2010 Fund℠
Return Before Taxes	6.86%	7.80%	4.83%
Return After Taxes on Distributions	6.00%	6.92%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	5.88%	3.52%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2015 Fund℠/Fidelity Managed Retirement 2015 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.58%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$59
3 years	$182
5 years	$312
10 years	$670

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2015 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	30%
International Equity Funds*	13%
Short-Term Funds*	17%
Bond Funds*	40%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who turn age 70 in or within a few years of 2015 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.25%	June 30, 2009
Lowest Quarter Return	(15.15)%	December 31, 2008
Year-to-Date Return	6.17%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Managed Retirement 2015 Fund℠
Return Before Taxes	7.03%	8.17%	4.86%
Return After Taxes on Distributions	6.26%	7.27%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	4.15%	6.18%	3.56%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.00%

Going forward, the fund's performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2020 Fund℠/Fidelity Managed Retirement 2020 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.62%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.62%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$63
3 years	$195
5 years	$335
10 years	$722

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2020 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	35%
International Equity Funds*	15%
Short-Term Funds*	11%
Bond Funds*	38%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who will turn age 70 in or within a few years of 2020 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.22%	June 30, 2009
Lowest Quarter Return	(16.16)%	December 31, 2008
Year-to-Date Return	6.64%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Managed Retirement 2020 Fund℠
Return Before Taxes	7.07%	8.52%	4.69%
Return After Taxes on Distributions	6.26%	7.51%	3.80%
Return After Taxes on Distributions and Sale of Fund Shares	4.24%	6.45%	3.42%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.11%

(a)  From December 31, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Managed Retirement 2025 Fund℠/Fidelity Managed Retirement 2025 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.66%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.66%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$209
5 years	$358
10 years	$773

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Managed Retirement Income Fund℠, approximately 10 to 20 years after the year 2025 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek high total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	38%
International Equity Funds*	16%
Short-Term Funds*	8%
Bond Funds*	38%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors age 60 and above who will turn age 70 in or within a few years of 2025 (horizon date) and plan to gradually withdraw the value of their account in the fund over time.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.68%	June 30, 2009
Lowest Quarter Return	(16.60)%	December 31, 2008
Year-to-Date Return	7.12%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Managed Retirement 2025 Fund℠
Return Before Taxes	7.13%	9.00%	4.96%
Return After Taxes on Distributions	6.28%	7.98%	4.07%
Return After Taxes on Distributions and Sale of Fund Shares	4.31%	6.84%	3.64%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.11%

(a)  From December 31, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Subject to certain limited exceptions described in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus, the fund does not currently accept investments.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Managed Retirement Income Fund℠ seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, and Fidelity Managed Retirement 2025 Fund℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Each fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder’s voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative. The asset allocation strategy for each fund is designed to seek to achieve the fund’s investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.

The Adviser allocates the assets of each fund (except Fidelity Managed Retirement Income Fund℠) according to a neutral asset allocation strategy that becomes increasingly conservative over time. The year in each fund’s name (horizon date) refers to the approximate year of the 70th birthday of an investor for whom the fund’s asset allocation strategy is designed. For example, Fidelity Managed Retirement 2025 Fund℠, which is designed for investors who will turn age 70 in or within a few years of 2025, has a neutral asset allocation with approximately 54% of its assets invested in domestic equity funds and international equity funds and approximately 46% of its assets invested in bond funds and short-term funds. By contrast, Fidelity Managed Retirement 2005 Fund℠, which has reached its horizon date, has a more conservative neutral asset allocation, with approximately 28% of its assets invested in domestic equity funds and international equity funds and approximately 72% of its assets invested in bond funds and short-term funds.

Fidelity Managed Retirement Income Fund℠ allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Active Asset Allocation. The neutral asset allocation in each fund summary represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease neutral asset class exposures by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term.

Adjusting Investment Exposure. The Adviser reserves the right to buy and sell futures contracts (both long and short positions) in each fund in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Depending on how they are used, these instruments may effectively increase or decrease a fund’s allocation in one or more asset classes.

The following table lists the approximate asset class allocation ranges for each fund as of July 31, 2017. The Adviser may change these percentages over time.

Asset Class Allocation Ranges	Fidelity Managed Retirement Income Fund℠	Fidelity Managed Retirement 2005 Fund℠	Fidelity Managed Retirement 2010 Fund℠	Fidelity Managed Retirement 2015 Fund℠	Fidelity Managed Retirement 2020 Fund℠	Fidelity Managed Retirement 2025 Fund℠
Domestic and International Equity Funds	14%-34%	17%-37%	26%-46%	33%-53%	40%-60%	44%-64%
Bond Funds	36%-56%	35%-55%	33%-53%	30%-50%	28%-48%	28%-48%
Short-Term Funds	20%-40%	17%-37%	12%-32%	7%-27%	1%-21%	0%-18%

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook was to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10% from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to domestic and international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying domestic and/or international equity funds and/or short-term funds.

The Adviser may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Managed Retirement Fund℠

Each fund is designed for investors age 60 and above who turned or will turn age 70 in or within a few years of the applicable fund’s horizon date and plan to gradually withdraw the value of their account in the fund over time.

The table below shows the ranges of investor birth years for which each fund was designed.

Birth Year	Fund
1932 and earlier	Fidelity Managed Retirement Income Fund℠
1933 - 1937	Fidelity Managed Retirement 2005 Fund℠
1938 - 1942	Fidelity Managed Retirement 2010 Fund℠
1943 - 1947	Fidelity Managed Retirement 2015 Fund℠
1948 - 1952	Fidelity Managed Retirement 2020 Fund℠
1953 - 1957	Fidelity Managed Retirement 2025 Fund℠

In addition to age, there are other considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you need or expect to need in retirement), other sources of income after retirement, inflation, other assets, and risk tolerance. You should also consider that no Fidelity Managed Retirement Fund℠ is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. It is important to note that the funds' asset allocation strategy is designed to operate in conjunction with a payment strategy designed to be implemented through a shareholder’s participation in a systematic withdrawal plan and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation (except Fidelity Managed Retirement Income Fund℠) among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual asset allocations may differ from this illustration.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10%.

When the neutral asset allocation of a fund matches Fidelity Managed Retirement Income Fund's neutral asset allocation (approximately 10 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Managed Retirement Income Fund℠, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Managed Retirement Income Fund℠.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds.

Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists each fund's asset allocation to each underlying Fidelity® fund as of July 31, 2017. The Adviser may change these percentages over time.

Fund Categories	Fidelity Managed Retirement Income Fund℠	Fidelity Managed Retirement 2005 Fund℠	Fidelity Managed Retirement 2010 Fund℠	Fidelity Managed Retirement 2015 Fund℠	Fidelity Managed Retirement 2020 Fund℠	Fidelity Managed Retirement 2025 Fund℠
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.5%	0.6%	0.7%	0.9%	1.1%	1.2%
Fidelity® Series 1000 Value Index Fund	0.6%	0.7%	0.9%	1.1%	1.4%	1.5%
Fidelity® Series All-Sector Equity Fund	0.9%	1.1%	1.4%	1.8%	2.1%	2.3%
Fidelity® Series Blue Chip Growth Fund	0.9%	1.1%	1.4%	1.8%	2.1%	2.3%
Fidelity® Series Growth & Income Fund	2.1%	2.5%	3.3%	4.1%	4.9%	5.3%
Fidelity® Series Growth Company Fund	1.8%	2.1%	2.8%	3.5%	4.2%	4.6%
Fidelity® Series Intrinsic Opportunities Fund	2.1%	2.5%	3.6%	4.0%	4.6%	5.2%
Fidelity® Series Opportunistic Insights Fund	1.0%	1.2%	1.6%	2.0%	2.4%	2.5%
Fidelity® Series Real Estate Equity Fund	0.2%	0.2%	0.3%	0.4%	0.4%	0.5%
Fidelity® Series Small Cap Discovery Fund	0.3%	0.3%	0.4%	0.5%	0.6%	0.7%
Fidelity® Series Small Cap Opportunities Fund	0.8%	1.0%	1.3%	1.6%	1.9%	2.1%
Fidelity® Series Stock Selector Large Cap Value Fund	1.6%	1.8%	2.5%	3.1%	3.7%	4.0%
Fidelity® Series Value Discovery Fund	1.1%	1.3%	1.7%	2.2%	2.6%	2.8%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	2.0%	2.0%	2.0%	2.0%	2.1%	2.0%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series Canada Fund(a)	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fidelity® Series International Growth Fund	2.9%	3.3%	4.0%	4.9%	5.6%	6.0%
Fidelity® Series International Small Cap Fund	0.7%	0.8%	0.9%	1.1%	1.3%	1.4%
Fidelity® Series International Value Fund	2.9%	3.3%	4.1%	4.9%	5.6%	6.1%
Emerging Markets Equity Funds
Fidelity® Series Emerging Markets Fund	4.7%	5.1%	5.8%	6.6%	7.2%	7.5%
BOND FUNDS
Investment Grade Bond Funds
Fidelity® Series Investment Grade Bond Fund	37.5%	36.5%	34.1%	31.9%	29.9%	29.1%
Fidelity® Series Long-Term Treasury Bond Index Fund	0.9%	0.9%	0.9%	0.9%	0.9%	0.9%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	3.8%	3.6%	3.2%	2.7%	2.1%	1.6%
High Yield Bond Funds
Fidelity® Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.6%
Fidelity® Series Floating Rate High Income Fund	0.2%	0.2%	0.2%	0.2%	0.2%	0.2%
Fidelity® Series High Income Fund	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%
Fidelity® Series International Credit Fund	0.0%	0.1%	0.1%	0.1%	0.0%	0.1%
Fidelity® Series Real Estate Income Fund	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
SHORT-TERM FUNDS
Fidelity® Series Government Money Market Fund	19.6%	17.9%	14.3%	10.8%	7.5%	5.5%
Fidelity® Series Short-Term Credit Fund	8.4%	7.6%	5.9%	4.5%	3.2%	2.2%

(a)  New underlying fund added in August 2017.

Note: The allocation percentages may not add to 100% due to rounding.

Principal Investment Risks

The Fidelity Managed Retirement Funds℠ are designed for investors who seek to convert accumulated assets into regular payments over time. The Fidelity Managed Retirement Funds℠ are primarily designed to support the decumulation of assets and are not intended to provide a complete solution for a shareholder’s retirement income needs. There is no guarantee that any single fund will provide sufficient income during your retirement. If you participate in the systematic withdrawal plan, the value of your account in a Fidelity Managed Retirement Fund℠ will be gradually withdrawn over time.

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. If the Advisers' asset allocation strategy does not work as intended, a fund may not achieve its objective. If a fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by fluctuations in currency and global demand for commodities. Periodic demands by Quebec for sovereignty could significantly affect the Canadian market.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. An underlying fund may invest a portion of its assets in a wholly-owned subsidiary (the Subsidiary). The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Hybrid and Preferred Securities Risk. The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures, and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend on factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference may not move in the same direction or at the same time.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Managed Retirement Income Fund℠ seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠, and Fidelity Managed Retirement 2025 Fund℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

The net asset value per share (NAV) is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and statements of additional information (SAIs).

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

Subject to certain limited exceptions described below, Fidelity Managed Retirement Income Fund℠, Fidelity Managed Retirement 2005 Fund℠, Fidelity Managed Retirement 2010 Fund℠, Fidelity Managed Retirement 2015 Fund℠, Fidelity Managed Retirement 2020 Fund℠ and Fidelity Managed Retirement 2025 Fund℠ do not currently accept investments in class shares. Existing shareholders may continue (i) to hold their shares (including any shares acquired pursuant to the reinvestment of dividends and capital gain distributions), and (ii) to add to their accounts through the reinvestment of dividends and capital gain distributions paid on shares (including through the Directed Dividends® option).

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

Each Fidelity® Managed Retirement Fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund. However, you may invest in a Fidelity Managed Retirement Fund℠ without participating in the systematic withdrawal plan, and there may be other payment strategies that could be used in conjunction with the funds. You should consult with your adviser if you are considering investing in the funds using a payment strategy other than the systematic withdrawal plan. Not all intermediaries offer the systematic withdrawal plan to their customers, and an investment in a Fidelity Managed Retirement Fund℠ may not be appropriate for shareholders who do not participate in the systematic withdrawal plan.

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Shareholders who hold a Fidelity Managed Retirement Fund℠ within a retirement account and who elect to participate in the systematic withdrawal plan should consult their tax advisers to discuss tax consequences that could result if they receive payments prior to age 59½ or plan to use the systematic withdrawal plan, in whole or in part, to meet their annual minimum required distribution. In addition, use of the systematic withdrawal plan may be restricted in employer-sponsored plans by the terms of the governing plan documents and/or at the discretion of the plan administrator.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

If you buy shares through an investment professional, it is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

Shareholders who elect to participate in the systematic withdrawal plan should refer to "Features and Policies" below for information about the automatic sale of their fund shares through the systematic withdrawal plan.

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

If you sell shares through an investment professional, it is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The Fidelity Managed Retirement Funds℠ are designed for investors age 60 and above who turned or will turn age 70 in or within a few years of the applicable fund's horizon date and plan to gradually withdraw the value of their account in the fund over time.

Each Fidelity® Managed Retirement Fund's investment objective is intended to support a payment strategy designed to be administered through complementary systematic withdrawal plan.

A shareholder’s participation in the systematic withdrawal plan is voluntary, and shareholders may invest in a Fidelity Managed Retirement Fund℠ and not participate in the systematic withdrawal plan.

Systematic Withdrawal Plan. The systematic withdrawal plan is an optional account feature designed to enable shareholders to receive from a Fidelity Managed Retirement Fund℠ regular payments. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in a Fidelity Managed Retirement Fund℠ over time.

Participation in the systematic withdrawal plan is optional. Shareholders may opt into or out of the program at any time. Shareholders who do not participate in the systematic withdrawal plan will not have their shares redeemed automatically as described below, but will receive dividends, which will be automatically reinvested in additional shares of the fund, unless you designate another distribution option on your application. Shareholders who do not participate in the systematic withdrawal plan should refer to "Distribution Options" in the "Dividends and Capital Gains" section below.

Fidelity® Systematic Withdrawal Plan

To receive regular payments from your account in a Fidelity Managed Retirement Fund℠

Minimum Initial Not Applicable Minimum Additional Not Applicable	Frequency Monthly or Customized

Procedures

  To set up the Fidelity® systematic withdrawal plan for an investment in a Fidelity Managed Retirement Fund℠ in a new account, complete the appropriate section on the application.
  To set up the Fidelity® systematic withdrawal plan for an investment in a Fidelity Managed Retirement Fund℠ in existing accounts, call your investment professional or call Fidelity at the appropriate number found in “General Information” for an application.
  To suspend your participation in the Fidelity® systematic withdrawal plan for a period of time or to stop participating in the program, call your investment professional or call Fidelity at the appropriate number found in “General Information.”

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of their shares required to make their regular payment. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

You should note the following regarding the automatic sale of shares through the Fidelity® systematic withdrawal plan:

  Redemption orders may be placed by Fidelity up to three days prior to the scheduled payment date under the plan.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  You will not receive interest on amounts represented by uncashed payment checks.
  If you elect to receive payments by check and the U.S. Postal Service does not deliver your checks, your participation in the Fidelity® systematic withdrawal plan will be suspended and you will be assigned the Reinvestment Option described in "Dividends and Capital Gain Distributions" below during the period of the suspension.

Your payments will be paid in cash.

A Fidelity® Managed Retirement Fund's dividends and capital gain distributions are not counted toward a shareholder's regular payment and instead are automatically reinvested in additional shares of the same class of the fund for shareholders enrolled in the Fidelity® systematic withdrawal plan. Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic reinvestment (purchase) of their shares for this purpose.

Dividends and capital gain distributions that are not reinvested in additional shares could have tax consequences for you and result in cash distributions that exceed your payment amount. See "Tax Consequences" below for more information.

The dollar amount of the regular payments that a shareholder receives through investment in a Fidelity Managed Retirement Fund℠ and participation in the Fidelity® systematic withdrawal plan will depend on, among other factors, the shareholder’s retirement income needs, age and the investment performance of and amount invested in a Fidelity Management Retirement Fund℠. Therefore, the dollar amount of a shareholder's payments through the Fidelity® systematic withdrawal plan generally will vary from one year to the next.

The information above is a summary of how the systematic withdrawal plan works. For additional information about the plan, call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following features may also be available to buy shares of a fund or to move money to and from your account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information. A shareholder who elects to participate in the Fidelity® systematic withdrawal plan may not want to set up an automatic investment or exchange program because such programs may interfere with the systematic withdrawal plan.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and a Fidelity® brokerage account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Managed Retirement Income Fund℠.Each fund may be combined with Fidelity Managed Retirement Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable shareholder fees, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends monthly and capital gain distributions in September and December.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should refer to "Features and Policies" above for information about how their distributions are handled through the Fidelity® systematic withdrawal plan.

Distribution Options

The following distribution options are available only to shareholders who do not participate in the Fidelity® systematic withdrawal plan (including shareholders who suspend their participation in the Fidelity® systematic withdrawal plan for a period of time).

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including automatic sales of shares through the Fidelity® systematic withdrawal plan and exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss additional tax consequences that could result from participation in the Fidelity® systematic withdrawal plan.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, Strategic Advisers, Inc., an affiliated investment adviser, managed the funds.

As of December 31, 2016, the Adviser had approximately $919.5 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

The Adviser is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund’s shareholders approved the adoption of an amended and restated management contract that, effective June 1, 2017, implemented a new pricing structure for each fund. Prior to June 1, 2017, each fund did not pay a management fee. Effective June 1, 2017, each class of each fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class. The management fee is set by referring to the number of years to the fund’s horizon date, determined on the first day of the fund's current fiscal year, such that the management fees applicable to each class of the fund decline as the fund approaches, and then passes, its horizon date.

The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund, with certain limited exceptions.

The management fee for each fund as of August 1, 2017 is set forth in the table below. The management fee rate will decline as each fund approaches, and then passes, its horizon date.

Fidelity Managed Retirement Income Fund℠	0.47%
Fidelity Managed Retirement 2005 Fund℠	0.49%
Fidelity Managed Retirement 2010 Fund℠	0.53%
Fidelity Managed Retirement 2015 Fund℠	0.58%
Fidelity Managed Retirement 2020 Fund℠	0.62%
Fidelity Managed Retirement 2025 Fund℠	0.66%

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended January 31, 2017.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser or FMR may use its revenues, including management fees paid to the Adviser, or fees paid to FMR by the Adviser out of such management fees, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by the Adviser or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Managed Retirement Income Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.01	$58.61	$57.41	$54.15	$50.46
Income from Investment Operations
Net investment income (loss)A	.905	.901	.831	.851	.956
Net realized and unrealized gain (loss)	2.003	.452	1.313	3.358	3.922
Total from investment operations	2.908	1.353	2.144	4.209	4.878
Distributions from net investment income	(.851)	(.902)	(.805)	(.826)	(.934)
Distributions from net realized gain	(.067)	(.051)	(.139)	(.123)	(.254)
Total distributions	(.918)	(.953)	(.944)	(.949)	(1.188)
Net asset value, end of period	$61.00	$59.01	$58.61	$57.41	$54.15
Total ReturnB	4.98%	2.37%	3.76%	7.82%	9.80%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.57%	1.43%	1.51%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,828	$13,227	$14,208	$9,774	$4,474
Portfolio turnover rateC	111%	47%	33%	26%	38%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2005 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.27	$60.58	$58.79	$54.81	$50.09
Income from Investment Operations
Net investment income (loss)A	.942	.945	.874	.878	1.040
Net realized and unrealized gain (loss)	3.403	.277	1.909	4.094	4.914
Total from investment operations	4.345	1.222	2.783	4.972	5.954
Distributions from net investment income	(.878)	(.932)	(.847)	(.851)	(1.007)
Distributions from net realized gain	(.327)	(.600)	(.146)	(.141)	(.227)
Total distributions	(1.205)	(1.532)	(.993)	(.992)	(1.234)
Net asset value, end of period	$63.41	$60.27	$60.58	$58.79	$54.81
Total ReturnB	7.32%	2.14%	4.76%	9.13%	12.06%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.46%	1.53%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$9,236	$7,205	$6,160	$3,677	$1,702
Portfolio turnover rateC	136%	45%	35%	27%	45%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.07	$61.33	$59.84	$55.45	$50.12
Income from Investment Operations
Net investment income (loss)A	.942	.944	.900	.888	1.015
Net realized and unrealized gain (loss)	4.236	.116B	2.209	4.502	5.567
Total from investment operations	5.178	1.060	3.109	5.390	6.582
Distributions from net investment income	(.893)	(.943)	(.898)	(.845)	(1.024)
Distributions from net realized gain	(.475)	(1.377)	(.721)	(.155)	(.228)
Total distributions	(1.368)	(2.320)	(1.619)	(1.000)	(1.252)
Net asset value, end of period	$63.88	$60.07	$61.33	$59.84	$55.45
Total ReturnC	8.78%	1.93%	5.27%	9.78%	13.33%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.54%	1.63%	1.48%	1.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$11,140	$13,819	$17,079	$15,175	$5,367
Portfolio turnover rateD	117%	26%	26%	27%	32%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.81	$61.42	$59.82	$55.41	$49.67
Income from Investment Operations
Net investment income (loss)A	.950	.940	.905	.885	.975
Net realized and unrealized gain (loss)	4.778	(.017)	2.396	4.738	6.009
Total from investment operations	5.728	.923	3.301	5.623	6.984
Distributions from net investment income	(.899)	(.939)	(.895)	(.857)	(1.033)
Distributions from net realized gain	(.229)	(1.594)	(.806)	(.356)	(.211)
Total distributions	(1.128)	(2.533)	(1.701)	(1.213)	(1.244)
Net asset value, end of period	$64.41	$59.81	$61.42	$59.82	$55.41
Total ReturnB	9.71%	1.73%	5.60%	10.23%	14.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.63%	1.49%	1.52%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$4,885	$6,996	$8,622	$8,313	$3,894
Portfolio turnover rateC	106%	33%	24%	19%	35%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.92	$59.58	$57.75	$54.45	$48.41
Income from Investment Operations
Net investment income (loss)A	.909	.915	.865	.881	1.076
Net realized and unrealized gain (loss)	5.058	(.145)	2.464	4.759	6.200
Total from investment operations	5.967	.770	3.329	5.640	7.276
Distributions from net investment income	(.856)	(.910)	(.860)	(.827)	(1.036)
Distributions from net realized gain	(.361)	(1.520)	(.639)	(1.513)	(.200)
Total distributions	(1.217)	(2.430)	(1.499)	(2.340)	(1.236)
Net asset value, end of period	$62.67	$57.92	$59.58	$57.75	$54.45
Total ReturnB	10.47%	1.52%	5.84%	10.66%	15.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.64%	1.47%	1.56%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$4,314	$4,597	$6,181	$6,017	$1,942
Portfolio turnover rateC	115%	23%	41%	39%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.22	$61.06	$59.18	$55.32	$48.65
Income from Investment Operations
Net investment income (loss)A	.951	.941	.906	.896	1.099
Net realized and unrealized gain (loss)	5.523	(.293)	2.687	5.202	6.837
Total from investment operations	6.474	.648	3.593	6.098	7.936
Distributions from net investment income	(.886)	(.944)	(.900)	(.876)	(1.089)
Distributions from net realized gain	(.468)	(1.544)	(.813)	(1.362)	(.177)
Total distributions	(1.354)	(2.488)	(1.713)	(2.238)	(1.266)
Net asset value, end of period	$64.34	$59.22	$61.06	$59.18	$55.32
Total ReturnB	11.13%	1.29%	6.17%	11.30%	16.57%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.65%	1.51%	1.55%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$22,122	$27,774	$34,087	$32,313	$13,862
Portfolio turnover rateC	108%	29%	39%	16%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Additional Index Information

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04085

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Investments & Pyramid Design, Fidelity, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Fidelity Managed Retirement Income Fund, Fidelity Income Replacement 2022 Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Income Replacement 2042 Fund, Fidelity Managed Retirement Fund, and Fidelity Managed Retirement Funds are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9881727.102	MRI-PRO-0917-01

Fidelity Simplicity RMD Income Fund℠
(formerly Fidelity Income Replacement 2024 Fund℠)
Class/Ticker
Fidelity Simplicity RMD Income Fund℠/FIRNX

Fidelity Simplicity RMD 2005 Fund℠
(formerly Fidelity Income Replacement 2028 Fund℠)
Class/Ticker
Fidelity Simplicity RMD 2005 Fund℠/FIRPX

Fidelity Simplicity RMD 2010 Fund℠
(formerly Fidelity Income Replacement 2032 Fund℠)
Class/Ticker
Fidelity Simplicity RMD 2010 Fund℠/FIRRX

Fidelity Simplicity RMD 2015 Fund℠
(formerly Fidelity Income Replacement 2036 Fund℠)
Class/Ticker
Fidelity Simplicity RMD 2015 Fund℠/FIRUX

Fidelity Simplicity RMD 2020 Fund℠
(formerly Fidelity Income Replacement 2040 Fund℠)
Class/Ticker
Fidelity Simplicity RMD 2020 Fund℠/FIRWX

In this prospectus, the term "shares" (as it relates to a fund) means the class of shares offered through this prospectus.

Prospectus

September 29, 2017

As Revised November 30, 2017

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents
Fund Summary	Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2005 Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund/Class:
Fidelity Simplicity RMD Income Fund℠/Fidelity Simplicity RMD Income Fund℠

Investment Objective

The fund seeks high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.47%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.47%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$48
3 years	$149
5 years	$260
10 years	$585

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds*	17%
International Equity Funds*	7%
Bond Funds*	46%
Short-Term Funds*	30%

* FMR Co., Inc. (FMRC) may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Service (IRS). However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.56%	June 30, 2009
Lowest Quarter Return	(13.28)%	December 31, 2008
Year-to-Date Return	4.13%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Simplicity RMD Income Fund℠
Return Before Taxes	5.93%	6.78%	4.47%
Return After Taxes on Distributions	5.18%	5.93%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares	3.47%	5.04%	3.20%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Simplicity RMD 2005 Fund℠/Fidelity Simplicity RMD 2005 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.49%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.49%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$50
3 years	$155
5 years	$266
10 years	$591

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2005 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	19%
International Equity Funds*	8%
Short-Term Funds*	27%
Bond Funds*	45%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors approaching age 70 and ½ and above who turned age 70 in or within a few years of 2005 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Service (IRS)).

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.28%	June 30, 2009
Lowest Quarter Return	(14.06)%	December 31, 2008
Year-to-Date Return	5.21%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Simplicity RMD 2005 Fund℠
Return Before Taxes	6.70%	7.56%	4.74%
Return After Taxes on Distributions	5.88%	6.76%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	3.99%	5.68%	3.45%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Simplicity RMD 2010 Fund℠/Fidelity Simplicity RMD 2010 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.53%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$54
3 years	$168
5 years	$288
10 years	$619

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2010 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	25%
International Equity Funds*	11%
Short-Term Funds*	22%
Bond Funds*	42%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors approaching age 70 and ½ and above who turned age 70 in or within a few years of 2010 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Service (IRS)).

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.91%	June 30, 2009
Lowest Quarter Return	(14.79)%	December 31, 2008
Year-to-Date Return	5.88%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Simplicity RMD 2010 Fund℠
Return Before Taxes	6.97%	8.01%	4.87%
Return After Taxes on Distributions	6.01%	6.95%	3.89%
Return After Taxes on Distributions and Sale of Fund Shares	4.28%	6.07%	3.56%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.00%

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed income and short-term funds currently represent the majority of the fund’s assets.

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Simplicity RMD 2015 Fund℠/Fidelity Simplicity RMD 2015 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.58%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$59
3 years	$182
5 years	$312
10 years	$670

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2015 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	32%
International Equity Funds*	14%
Short-Term Funds*	17%
Bond Funds*	38%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors approaching age 70 and ½ and above who turn age 70 in or within a few years of 2015 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Service (IRS)).

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.68%	June 30, 2009
Lowest Quarter Return	(15.63)%	December 31, 2008
Year-to-Date Return	6.40%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Simplicity RMD 2015 Fund℠
Return Before Taxes	7.06%	8.34%	4.89%
Return After Taxes on Distributions	6.10%	7.49%	4.03%
Return After Taxes on Distributions and Sale of Fund Shares	4.34%	6.33%	3.57%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.00%

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed income and short-term funds currently represent the majority of the fund’s assets.

(a)  From August 30, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund/Class:
Fidelity Simplicity RMD 2020 Fund℠/Fidelity Simplicity RMD 2020 Fund℠

Investment Objective

The fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.62%
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses(a)	0.62%

(a)  Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Fidelity® systematic withdrawal plan.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$63
3 years	$195
5 years	$335
10 years	$722

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds) to seek to achieve the fund's investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Simplicity RMD Income Fund℠, approximately 10 to 20 years after the year 2020 (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds).
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  FMR Co., Inc. (FMRC) may continue to seek total return for several years beyond the fund's horizon date in an effort to achieve the fund's overall investment objective.
  As of July 31, 2017, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds*	38%
International Equity Funds*	16%
Short-Term Funds*	11%
Bond Funds*	35%

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors approaching age 70 and ½ and above who will turn age 70 in or within a few years of 2020 (horizon date) and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Service (IRS)).

The fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from the fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, shareholders may invest in the fund and not participate in the plan.

Investors should refer to the "Features and Policies" section of the prospectus for a summary of how the payment strategy and plan are designed to operate.

Principal Investment Risks

The fund is designed for investors who seek to convert accumulated assets into regular payments over time. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in the fund. The fund's share price fluctuates, which means you could lose money by investing in the fund.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMRC's asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Growth" Investing.  "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Commodity-Linked Investing.  The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund's historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund's current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.49%	June 30, 2009
Lowest Quarter Return	(16.44)%	December 31, 2008
Year-to-Date Return	6.89%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Life of class(a)
Fidelity Simplicity RMD 2020 Fund℠
Return Before Taxes	7.08%	8.75%	4.83%
Return After Taxes on Distributions	6.19%	7.78%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares	4.31%	6.65%	3.54%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	7.11%

(a)  From December 31, 2007

Investment Adviser

FMRC (the Adviser), an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of fund shares through the plan. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500

The fund may waive or lower purchase minimums.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss tax consequences that could result from participation in the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity Simplicity RMD Income Fund℠ seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Simplicity RMD 2005 Fund℠, Fidelity Simplicity RMD 2010 Fund℠, Fidelity Simplicity RMD 2015 Fund℠, and Fidelity Simplicity RMD 2020 Fund℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Each fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder’s voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS.

Principal Investment Strategies

The Adviser invests each fund's assets in a combination of Fidelity® funds: domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative. The asset allocation strategy for each fund is designed to seek to achieve the fund’s investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.

The Adviser allocates the assets of each fund (except Fidelity Simplicity RMD Income Fund℠) according to a neutral asset allocation strategy that becomes increasingly conservative over time. The year in each fund’s name (horizon date) refers to the approximate year of the 70th birthday of an investor for whom the fund’s asset allocation strategy is designed. For example, Fidelity Simplicity RMD 2020 Fund℠, which is designed for investors who will turn age 70 in or within a few years of 2020, has a neutral asset allocation with approximately 54% of its assets invested in domestic equity funds and international equity funds and approximately 46% of its assets invested in bond funds and short-term funds. By contrast, Fidelity Simplicity RMD 2005 Fund℠, which has reached its horizon date, has a more conservative neutral asset allocation, with approximately 28% of its assets invested in domestic equity funds and international equity funds and approximately 72% of its assets invested in bond funds and short-term funds.

Fidelity Simplicity RMD Income Fund℠ allocates the fund's assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds but also includes a small amount of domestic equity funds and international equity funds.

Active Asset Allocation. The neutral asset allocation in each fund summary represents the Adviser's view regarding how each fund's investments should be allocated among the various asset classes over the long term. Each fund's actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund's summary, the active asset allocation strategy allows the Adviser to increase or decrease neutral asset class exposures by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds, to reflect the Adviser's market outlook, which is primarily focused on the intermediate term.

Adjusting Investment Exposure. The Adviser reserves the right to buy and sell futures contracts (both long and short positions) in each fund in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Depending on how they are used, these instruments may effectively increase or decrease a fund’s allocation in one or more asset classes.

The following table lists the approximate asset class allocation ranges for each fund as of July 31, 2017. The Adviser may change these percentages over time.

Asset Class Allocation Ranges	Fidelity Simplicity RMD Income Fund℠	Fidelity Simplicity RMD 2005 Fund℠	Fidelity Simplicity RMD 2010 Fund℠	Fidelity Simplicity RMD 2015 Fund℠	Fidelity Simplicity RMD 2020 Fund℠
Domestic and International Equity Funds	14%-34%	17%-37%	26%-46%	36%-56%	44%-64%
Bond Funds	36%-56%	35%-55%	32%-52%	28%-48%	25%-45%
Short-Term Funds	20%-40%	17%-37%	12%-32%	7%-27%	1%-21%

When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser's intermediate term market outlook was to favor fixed income securities, the Adviser may choose to increase each fund's asset allocation to underlying bond funds by up to 10% from each fund's neutral asset allocation to bond funds, by correspondingly reducing asset allocation to domestic and international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser's intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying domestic and/or international equity funds and/or short-term funds.

The Adviser may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations.

Information concerning each fund's actual allocations to underlying funds will be available in each fund's shareholder report and on the funds' website from time to time.

Selecting a Fidelity Simplicity RMD Fund℠

Each fund is designed for investors approaching age 70 and ½ and above who turned or will turn age 70 in or within a few years of the applicable fund’s horizon date and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the IRS).

The table below shows the ranges of investor birth years for which each fund was designed.

Birth Year	Fund
1932 and earlier	Fidelity Simplicity RMD Income Fund℠
1933 - 1937	Fidelity Simplicity RMD 2005 Fund℠
1938 - 1942	Fidelity Simplicity RMD 2010 Fund℠
1943 - 1947	Fidelity Simplicity RMD 2015 Fund℠
1948 - 1952	Fidelity Simplicity RMD 2020 Fund℠

In addition to age, there are other considerations relevant to fund selection, including other sources of income after retirement, inflation, other assets available to satisfy your annual required minimum distribution, and risk tolerance. You should also consider that no Fidelity Simplicity RMD Fund℠ is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. It is important to note that the funds' asset allocation strategy is designed to operate in conjunction with a payment strategy designed to be implemented through a shareholder’s participation in a systematic withdrawal plan and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

Asset Allocation Framework

The following chart illustrates how each fund's approximate asset allocation (except Fidelity Simplicity RMD Income Fund℠) among domestic equity funds, international equity funds, bond funds, and short-term funds is expected to change over time. The funds' actual asset allocations may differ from this illustration.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund's asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10%.

When the neutral asset allocation of a fund matches Fidelity Simplicity RMD Income Fund's neutral asset allocation (approximately 10 to 20 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Simplicity RMD Income Fund℠, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Simplicity RMD Income Fund℠.

The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Description of Underlying Fidelity® Funds

Each fund invests in underlying Fidelity® funds.

Although the underlying Fidelity® funds are categorized generally as domestic equity, international equity, bond, and short-term funds, many of the underlying Fidelity® funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities. Many of the underlying Fidelity® funds may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. The Adviser may modify the selection of underlying Fidelity® funds for any fund from time to time. When modifying the selection of underlying Fidelity® funds and transitioning in or out of one or more underlying Fidelity® funds, the Adviser may invest a fund's assets directly in securities for a period of time.

A brief description of the underlying Fidelity® funds each fund may utilize as of the date of this prospectus, is provided in the funds' Statement of Additional Information (SAI). More detailed information about each underlying Fidelity® fund is available in each underlying Fidelity® fund's prospectus.

The following table lists each fund's asset allocation to each underlying Fidelity® fund as of July 31, 2017. The Adviser may change these percentages over time.

Fund Categories	Fidelity Simplicity RMD Income Fund℠	Fidelity Simplicity RMD 2005 Fund℠	Fidelity Simplicity RMD 2010 Fund℠	Fidelity Simplicity RMD 2015 Fund℠	Fidelity Simplicity RMD 2020 Fund℠
DOMESTIC EQUITY FUNDS
Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.5%	0.6%	0.8%	1.0%	1.2%
Fidelity® Series 1000 Value Index Fund	0.6%	0.7%	0.9%	1.2%	1.5%
Fidelity® Series All-Sector Equity Fund	0.9%	1.1%	1.5%	1.9%	2.3%
Fidelity® Series Blue Chip Growth Fund	0.9%	1.1%	1.5%	1.9%	2.3%
Fidelity® Series Growth & Income Fund	2.1%	2.5%	3.4%	4.3%	5.3%
Fidelity® Series Growth Company Fund	1.8%	2.1%	2.9%	3.7%	4.5%
Fidelity® Series Intrinsic Opportunities Fund	2.0%	2.5%	3.4%	4.8%	5.3%
Fidelity® Series Opportunistic Insights Fund	1.0%	1.2%	1.6%	2.1%	2.5%
Fidelity® Series Real Estate Equity Fund	0.2%	0.2%	0.3%	0.4%	0.5%
Fidelity® Series Small Cap Discovery Fund	0.3%	0.3%	0.4%	0.6%	0.7%
Fidelity® Series Small Cap Opportunities Fund	0.8%	1.0%	1.3%	1.7%	2.0%
Fidelity® Series Stock Selector Large Cap Value Fund	1.6%	1.9%	2.6%	3.2%	4.0%
Fidelity® Series Value Discovery Fund	1.1%	1.3%	1.8%	2.3%	2.8%
Commodity Funds
Fidelity® Series Commodity Strategy Fund	2.0%	2.0%	2.0%	1.9%	2.0%
INTERNATIONAL EQUITY FUNDS
Developed International Equity Funds
Fidelity® Series Canada Fund(a)	0.0%	0.0%	0.0%	0.0%	0.0%
Fidelity® Series International Growth Fund	2.9%	3.3%	4.2%	5.1%	6.0%
Fidelity® Series International Small Cap Fund	0.7%	0.8%	1.0%	1.2%	1.4%
Fidelity® Series International Value Fund	2.9%	3.3%	4.2%	5.1%	6.0%
Emerging Markets Equity Funds
Fidelity® Series Emerging Markets Fund	4.7%	5.1%	5.9%	6.6%	7.4%
BOND FUNDS
Investment Grade Bond Funds
Fidelity® Series Investment Grade Bond Fund	37.5%	36.2%	33.1%	29.5%	26.0%
Fidelity® Series Long-Term Treasury Bond Index Fund	0.9%	0.9%	0.9%	0.9%	0.9%
Inflation-Protected Bond Funds
Fidelity® Series Inflation-Protected Bond Index Fund	3.8%	3.6%	3.2%	2.5%	1.7%
High Yield Bond Funds
Fidelity® Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%
Fidelity® Series Floating Rate High Income Fund	0.2%	0.2%	0.2%	0.2%	0.2%
Fidelity® Series High Income Fund	1.5%	1.5%	1.5%	1.5%	1.5%
Fidelity® Series International Credit Fund	0.0%	0.0%	0.1%	0.1%	0.0%
Fidelity® Series Real Estate Income Fund	0.5%	0.5%	0.5%	0.5%	0.5%
SHORT-TERM FUNDS
Fidelity® Series Government Money Market Fund	19.6%	17.9%	14.4%	10.9%	7.7%
Fidelity® Series Short-Term Credit Fund	8.4%	7.6%	6.0%	4.5%	3.3%

(a)  New underlying fund added in August 2017.

Note: The allocation percentages may not add to 100% due to rounding.

Principal Investment Risks

The Fidelity Simplicity RMD Funds℠ are designed for investors who seek to convert accumulated assets into regular payments over time. The Fidelity Simplicity RMD Funds℠ are primarily designed to support the decumulation of assets and are not intended to provide a complete solution for a shareholder's retirement income needs. There is no guarantee that any single fund will provide sufficient income during your retirement. If you participate in the systematic withdrawal plan, the value of your account in a Fidelity Simplicity RMD Fund℠ will be gradually withdrawn over time.

Many factors affect each fund's performance. A fund's share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Asset Allocation Risk. A fund is subject to risks resulting from the Adviser's asset allocation decisions. If the Advisers' asset allocation strategy does not work as intended, a fund may not achieve its objective. If a fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. A fund bears all risks of investment strategies employed by the underlying funds. A fund does not control the investments of the underlying funds, which may have different investment objectives and may engage in investment strategies that a fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Floating Rate Loan Trading. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as mortgage securities and the securities of issuers in the financial services sector, can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Foreign Currency Transactions. A fund that invests in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. Suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by fluctuations in currency and global demand for commodities. Periodic demands by Quebec for sovereignty could significantly affect the Canadian market.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; the rate of commodity consumption; world events including international monetary and political developments; import controls, export controls, and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Companies in the financial services industries are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the fund will indirectly bear its proportionate share of those expenses.

Subsidiary Risk. An underlying fund may invest a portion of its assets in a wholly-owned subsidiary (the Subsidiary). The investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund that invests in it and, therefore, the Subsidiary is subject to risks similar to those of such fund, including the risks associated with investing in derivatives and commodity-linked investing in general. Because the Subsidiary is organized under Cayman Islands law and is not registered under the Investment Company Act of 1940 (1940 Act), the Subsidiary is not subject to the investor protections of the 1940 Act. The underlying fund that invests in the Subsidiary relies on a private letter ruling received by other Fidelity® funds from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of such fund and/or the Subsidiary to operate as described in this prospectus.

Prepayment. Many types of debt securities, including mortgage securities, inflation-protected debt securities, and floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment or when the credit quality of an issuer improves and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price, and often are considered to be speculative. The default rate for lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) is likely to be higher during economic recessions or periods of high interest rates.

Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, imperfect correlation between the underlying fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. An underlying index fund may not be fully invested at times, either as a result of cash flows into the underlying fund or as a result of reserves of cash held by the underlying fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect an underlying index fund's ability to achieve close correlation with its index. In addition, an underlying index fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.

Hybrid and Preferred Securities Risk. The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures, and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend on factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference may not move in the same direction or at the same time.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Inflation-Protected Debt Exposure. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Commodity-Linked Investing. The performance of commodities, commodity-linked swaps, futures, notes, and other commodity-related investments may depend on the performance of the overall commodities markets and on other factors that affect the value of commodities, including weather, political, tax, and other regulatory and market developments. Commodity-linked instruments may be leveraged. For example, the price of a three-times leveraged commodity-linked note may change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity Simplicity RMD Income Fund℠ seeks high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Simplicity RMD 2005 Fund℠, Fidelity Simplicity RMD 2010 Fund℠, Fidelity Simplicity RMD 2015 Fund℠, and Fidelity Simplicity RMD 2020 Fund℠ seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

The net asset value per share (NAV) is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

NAV is calculated using the values of the underlying Fidelity® funds in which a fund invests. Shares of underlying Fidelity® funds are valued at their respective NAVs. For an explanation of the circumstances under which the underlying Fidelity® funds will use fair value pricing and the effects of using fair value pricing, see the underlying Fidelity® funds' prospectuses and statements of additional information (SAIs).

To the extent that underlying Fidelity® fund assets are traded in other markets on days when a fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some underlying Fidelity® fund assets may not occur on days when a fund is open for business.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

Each Fidelity® Simplicity RMD Fund's investment objective is intended to support a payment strategy designed to be implemented through a shareholder's voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the IRS. However, you may invest in a Fidelity Simplicity RMD Fund℠ without participating in the systematic withdrawal plan, and there may be other payment strategies that could be used in conjunction with the funds. You should consult with your adviser if you are considering investing in the funds using a payment strategy other than the systematic withdrawal plan. Not all intermediaries offer the systematic withdrawal plan to their customers, and an investment in a Fidelity Simplicity RMD Fund℠ may not be appropriate for shareholders who do not participate in the systematic withdrawal plan.

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Shareholders who hold a Fidelity Simplicity RMD Fund℠ within a retirement account and who elect to participate in the systematic withdrawal plan should consult their tax advisers to discuss tax consequences that could result if they receive payments prior to age 59½ or plan to use the systematic withdrawal plan, in whole or in part, to meet their annual minimum required distribution. In addition, use of the systematic withdrawal plan may be restricted in employer-sponsored plans by the terms of the governing plan documents and/or at the discretion of the plan administrator.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the fund's excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds. A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Qualified Wrap Programs

The fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Transactions of an adviser will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to the fund's excessive trading policy).

A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give the Adviser sufficient information to permit the Adviser to identify the individual accounts in the wrap program.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

If you buy shares through an investment professional, it is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

Shareholders who elect to participate in the systematic withdrawal plan should refer to "Features and Policies" below for information about the automatic sale of their fund shares through the systematic withdrawal plan.

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

If you sell shares through an investment professional, it is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Provided a fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity® fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The Fidelity Simplicity RMD Funds℠ are designed for investors approaching age 70 and ½ and above who turned or will turn age 70 in or within a few years of the applicable fund's horizon date and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the IRS).

Each Fidelity® Simplicity RMD Fund's investment objective is intended to support a payment strategy designed to be administered through complementary systematic withdrawal plan.

A shareholder’s participation in the systematic withdrawal plan is voluntary, and shareholders may invest in a Fidelity Simplicity RMD Fund℠ and not participate in the systematic withdrawal plan.

Systematic Withdrawal Plan. The systematic withdrawal plan is an optional account feature designed to enable shareholders to receive regular payments from a Fidelity Simplicity RMD Fund℠ based on an investor's expected required minimum distributions mandated by the IRS. A shareholder's participation in the systematic withdrawal plan will result in the gradual withdrawal of the value of the shareholder's account in a Fidelity Simplicity RMD Fund℠ over time.

Participation in the systematic withdrawal plan is optional. Shareholders may opt into or out of the program at any time. Shareholders who do not participate in the systematic withdrawal plan will not have their shares redeemed automatically as described below, but will receive dividends, which will be automatically reinvested in additional shares of the fund, unless you designate another distribution option on your application. Shareholders who do not participate in the systematic withdrawal plan should refer to "Distribution Options" in the "Dividends and Capital Gains" section below.

Fidelity® Systematic Withdrawal Plan

To receive regular payments from your account in a Fidelity Simplicity RMD Fund℠

Minimum Initial Not Applicable Minimum Additional Not Applicable	Frequency Monthly, Quarterly, Annual, or Customized

Procedures

  To set up the Fidelity® systematic withdrawal plan for an investment in a Fidelity Simplicity RMD Fund℠ in a new account, complete the appropriate section on the application.
  To set up the Fidelity® systematic withdrawal plan for an investment in a Fidelity Simplicity RMD Fund℠ in existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To suspend your participation in the Fidelity® systematic withdrawal plan for a period of time or to stop participating in the program, call your investment professional or call Fidelity at the appropriate number found in “General Information.”

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic sale of their shares required to make their regular payment. A participating shareholder's payment(s) for the period selected under the plan will consist entirely of the proceeds from the automatic sale of the appropriate number of shares of the fund required for the payment(s).

You should note the following regarding the automatic sale of shares through the Fidelity® systematic withdrawal plan:

  Redemption orders may be placed by Fidelity up to three days prior to the scheduled payment date under the plan.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  You will not receive interest on amounts represented by uncashed payment checks.
  If you elect to receive payments by check and the U.S. Postal Service does not deliver your checks, your participation in the Fidelity® systematic withdrawal plan will be suspended and you will be assigned the Reinvestment Option described in "Dividends and Capital Gain Distributions" below during the period of the suspension.

Your payments will be paid in cash.

A Fidelity® Simplicity RMD Fund's dividends and capital gain distributions are not counted toward a shareholder’s regular payment and instead are automatically reinvested in additional shares of the same class of the fund for shareholders enrolled in the Fidelity® systematic withdrawal plan. Shareholders who elect to participate in the Fidelity® systematic withdrawal plan authorize the automatic reinvestment (purchase) of their shares for this purpose.

Dividends and capital gain distributions that are not reinvested in additional shares could have tax consequences for you and result in cash distributions that exceed your payment amount. See "Tax Consequences" below for more information.

The dollar amount of the regular payments that a shareholder receives through investment in a Fidelity Simplicity RMD Fund℠ and participation in the Fidelity® systematic withdrawal plan will depend on, among other factors, an investor’s required minimum distributions and the investment performance of and amount invested in a Fidelity Simplicity RMD Fund℠. Therefore, the dollar amount of a shareholder's payments through the Fidelity systematic withdrawal plan generally will vary from one year to the next.

The information above is a summary of how the systematic withdrawal plan works. For additional information about the plan, call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following features may also be available to buy shares of a fund or to move money to and from your account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information. A shareholder who elects to participate in the Fidelity® systematic withdrawal plan may not want to set up an automatic investment or exchange program because such programs may interfere with the systematic withdrawal plan.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account.
  You can use electronic funds transfer to:
    Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

  To transfer money between a bank account and a Fidelity® brokerage account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Simplicity RMD Income Fund℠.Each fund may be combined with Fidelity Simplicity RMD Income Fund℠, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000 worth of shares for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus any applicable shareholder fees, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends monthly and capital gain distributions in September and December.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should refer to "Features and Policies" above for information about how their distributions are handled through the Fidelity® systematic withdrawal plan.

Distribution Options

The following distribution options are available only to shareholders who do not participate in the Fidelity® systematic withdrawal plan (including shareholders who suspend their participation in the Fidelity® systematic withdrawal plan for a period of time).

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.  Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option.  Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.  Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.  Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions  Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including automatic sales of shares through the Fidelity® systematic withdrawal plan and exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Shareholders who elect to participate in the Fidelity® systematic withdrawal plan should consult their tax adviser to discuss additional tax consequences that could result from participation in the Fidelity® systematic withdrawal plan.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMRC. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser began managing the funds on October 1, 2015. Prior to such date, Strategic Advisers, Inc., an affiliated investment adviser, managed the funds.

As of December 31, 2016, the Adviser had approximately $919.5 billion in discretionary assets under management, and approximately $2.13 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser administers the asset allocation program for each fund.

The Adviser is responsible for handling the business affairs for each fund.

Portfolio Manager(s)

Andrew Dierdorf is co-manager of each fund, which he has managed since June 2009. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014 as a portfolio manager, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio managers.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund’s shareholders approved the adoption of an amended and restated management contract that, effective June 1, 2017, implemented a new pricing structure for each fund. Prior to June 1, 2017, each fund did not pay a management fee. Effective June 1, 2017, each class of each fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class. The management fee is set by referring to the number of years to the fund’s horizon date, determined on the first day of the fund's current fiscal year, such that the management fees applicable to each class of the fund decline as the fund approaches, and then passes, its horizon date.

The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund, with certain limited exceptions.

The management fee for each fund as of August 1, 2017 is set forth in the table below. The management fee rate will decline as each fund approaches, and then passes, its horizon date.

Fidelity Simplicity RMD Income Fund℠	0.47%
Fidelity Simplicity RMD 2005 Fund℠	0.49%
Fidelity Simplicity RMD 2010 Fund℠	0.53%
Fidelity Simplicity RMD 2015 Fund℠	0.58%
Fidelity Simplicity RMD 2020 Fund℠	0.62%

The basis for the Board of Trustees approving the management contract for each fund is available in each fund's semi-annual report for the fiscal period ended January 31, 2017.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser or FMR may use its revenues, including management fees paid to the Adviser, or fees paid to FMR by the Adviser out of such management fees, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser or FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If payments made by the Adviser or FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Financial Highlights — Fidelity Simplicity RMD Income Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$58.62	$59.28	$58.27	$54.77	$50.49
Income from Investment Operations
Net investment income (loss)A	.923	.920	.866	.866	.969
Net realized and unrealized gain (loss)	2.703	.317	1.628	3.805	4.563
Total from investment operations	3.626	1.237	2.494	4.671	5.532
Distributions from net investment income	(.847)	(.914)	(.847)	(.832)	(1.031)
Distributions from net realized gain	(.179)	(.983)	(.637)	(.339)	(.221)
Total distributions	(1.026)	(1.897)	(1.484)	(1.171)	(1.252)
Net asset value, end of period	$61.22	$58.62	$59.28	$58.27	$54.77
Total ReturnB	6.27%	2.24%	4.33%	8.60%	11.12%
Ratios to Average Net AssetsC,D
Expenses before reductions	.08%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.47%	1.52%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$9,783	$8,756	$9,139	$6,818	$2,108
Portfolio turnover rateC	128%	49%	29%	30%	49%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Simplicity RMD 2005 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.94	$61.71	$59.76	$55.54	$50.44
Income from Investment Operations
Net investment income (loss)A	.981	.959	.910	.874	1.003
Net realized and unrealized gain (loss)	3.850	.194	2.088	4.376	5.340
Total from investment operations	4.831	1.153	2.998	5.250	6.343
Distributions from net investment income	(.912)	(.950)	(.900)	(.867)	(1.016)
Distributions from net realized gain	(.359)	(.973)	(.148)	(.163)	(.227)
Total distributions	(1.271)	(1.923)	(1.048)	(1.030)	(1.243)
Net asset value, end of period	$64.50	$60.94	$61.71	$59.76	$55.54
Total ReturnB	8.05%	2.03%	5.05%	9.52%	12.76%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.07%	-%	-%	-%	-%
Expenses net of all reductions	.07%	-%	-%	-%	-%
Net investment income (loss)	1.58%	1.63%	1.49%	1.50%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$20,180	$28,337	$26,020	$21,766	$7,494
Portfolio turnover rateC	102%	47%	28%	18%	34%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.20	$58.53	$56.73	$53.05	$47.92
Income from Investment Operations
Net investment income (loss)A	.906	.897	.882	.856	1.033
Net realized and unrealized gain (loss)	4.242	.048B	2.192	4.380	5.479
Total from investment operations	5.148	.945	3.074	5.236	6.512
Distributions from net investment income	(.848)	(.893)	(.880)	(.843)	(.978)
Distributions from net realized gain	(.680)	(1.382)	(.394)	(.713)	(.404)
Total distributions	(1.528)	(2.275)	(1.274)	(1.556)	(1.382)
Net asset value, end of period	$60.82	$57.20	$58.53	$56.73	$53.05
Total ReturnC	9.20%	1.82%	5.48%	10.04%	13.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%	- %F	- %F	- %F	- %F
Expenses net of fee waivers, if any	.08%	-%	-%	-%	-%
Expenses net of all reductions	.08%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.62%	1.53%	1.55%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$5,933	$6,745	$7,858	$7,608	$4,418
Portfolio turnover rateD	128%	24%	33%	29%	30%

A  Calculated based on average shares outstanding during the period.

B  The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D  Amounts do not include the activity of the Underlying Funds.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F  Amount represents less than .005%.

Financial Highlights — Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.62	$62.01	$59.79	$55.11	$49.19
Income from Investment Operations
Net investment income (loss)A	.950	.938	.907	.893	1.073
Net realized and unrealized gain (loss)	5.023	(.057)	2.472	4.833	6.070
Total from investment operations	5.973	.881	3.379	5.726	7.143
Distributions from net investment income	(.906)	(.934)	(.885)	(.868)	(1.042)
Distributions from net realized gain	(.707)	(1.337)	(.274)	(.178)	(.181)
Total distributions	(1.613)	(2.271)	(1.159)	(1.046)	(1.223)
Net asset value, end of period	$64.98	$60.62	$62.01	$59.79	$55.11
Total ReturnB	10.08%	1.62%	5.70%	10.46%	14.74%
Ratios to Average Net AssetsC,D
Expenses before reductions	.09%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.09%	-%	-%	-%	-%
Expenses net of all reductions	.09%	-%	-%	-%	-%
Net investment income (loss)	1.53%	1.61%	1.48%	1.54%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$7,287	$9,061	$9,298	$6,327	$3,904
Portfolio turnover rateC	115%	27%	20%	25%	25%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Financial Highlights — Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$59.21	$60.89	$59.04	$54.87	$48.59
Income from Investment Operations
Net investment income (loss)A	.924	.928	.898	.880	1.051
Net realized and unrealized gain (loss)	5.363	(.202)	2.584	5.027	6.531
Total from investment operations	6.287	.726	3.482	5.907	7.582
Distributions from net investment income	(.882)	(.915)	(.891)	(.855)	(1.050)
Distributions from net realized gain	(.555)	(1.491)	(.741)	(.882)	(.252)
Total distributions	(1.437)	(2.406)	(1.632)	(1.737)	(1.302)
Net asset value, end of period	$64.06	$59.21	$60.89	$59.04	$54.87
Total ReturnB	10.83%	1.41%	5.98%	10.97%	15.86%
Ratios to Average Net AssetsC,D
Expenses before reductions	.10%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.10%	-%	-%	-%	-%
Expenses net of all reductions	.10%	-%	-%	-%	-%
Net investment income (loss)	1.52%	1.63%	1.50%	1.53%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$7,449	$8,744	$9,019	$7,882	$3,925
Portfolio turnover rateC	118%	29%	31%	34%	30%

A  Calculated based on average shares outstanding during the period.

B  Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C  Amounts do not include the activity of the Underlying Funds.

D  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E  Amount represents less than .005%.

Additional Index Information

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, market-value-weighted benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. Sectors in the index include Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account:  When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals:  When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-04085

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity Investments & Pyramid Design, Fidelity, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2017 FMR LLC. All rights reserved.

Fidelity Simplicity RMD Income Fund, Fidelity Income Replacement 2024 Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Income Replacement 2040 Fund, Fidelity Simplicity RMD Fund, and Fidelity Simplicity RMD Funds are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

1.9881719.102	SRD-PRO-0917-01